united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300, Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

Global Atlantic American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares				Value
		VARIABLE INSURANCE TRUSTS - 95.3%
		DEBT FUND - 36.1%
6,285,796		American Funds Insurance Series - Bond Fund - Class 1		$ 68,640,889
1,239,966		American Funds Insurance Series - High Income Bond Fund - Class 1		12,994,839
				81,635,728
		EQUITY FUNDS - 59.2%
2,450,729		American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		34,555,281
1,387,700		American Funds Insurance Series - Global Growth and Income Fund - Class 1		19,386,174
296,166		American Funds Insurance Series - Global Small Capitalization Fund- Class 1		6,471,230
324,969		American Funds Insurance Series - Growth Fund - Class 1		23,888,484
821,764		American Funds Insurance Series - Growth-Income Fund - Class 1		38,935,193
347,770		American Funds Insurance Series - International Fund - Class 1		6,426,795
199,478		American Funds Insurance Series - New World Fund - Class 1		4,308,732
				133,971,889
		TOTAL VARIABLE INSURANCE TRUSTS (Cost - $206,883,409)		215,607,617

		SHORT-TERM INVESTMENTS - 4.8%
		MONEY MARKET FUND - 4.8%
10,881,107		Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
		to yield 0.56% (a)(Cost - $10,881,107)		10,881,107

		TOTAL INVESTMENTS - 100.1% (Cost - $217,764,516)(b)		$ 226,488,724
		OTHER ASSETS LESS LIABILITIES - NET - (0.1)%		(127,900)
		TOTAL NET ASSETS - 100.0%		$ 226,360,824

	(a)	Money market rate shown represents the rate at March 31, 2017.
	(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $221,512,396
		and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 9,294,688
			Unrealized Depreciation:	(4,318,360)
			Net Unrealized Appreciation:	$ 4,976,328

Global Atlantic Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 43.9%
50,194	iShares 1-3 Year Credit Bond ETF		$ 5,281,915
25,009	iShares 1-3 Year Treasury Bond ETF		2,113,761
231,967	iShares Core U.S. Aggregate Bond ETF		25,166,100
14,240	iShares iBoxx $ High Yield Corporate Bond ETF		1,249,987
8,826	iShares JP Morgan USD Emerging Markets Bond ETF		1,003,516
48,284	iShares US Credit Bond ETF		5,306,894
82,498	iShares US Treasury Bond ETF		2,066,575
			42,188,748
	EQUITY FUNDS - 51.3%
150,377	iShares Core MSCI EAFE ETF		8,714,347
21,190	iShares Core MSCI Emerging Markets ETF		1,012,670
122,184	iShares Core S&P 500 ETF		28,990,598
23,157	iShares Core S&P Mid-Cap ETF		3,964,942
28,076	iShares Core S&P Small-Cap ETF		1,941,736
35,668	iShares Russell 1000 ETF		4,681,425
			49,305,718
	TOTAL EXCHANGE TRADED FUNDS (Cost - $85,737,890)		91,494,466

	SHORT-TERM INVESTMENT - 4.6%
	MONEY MARKET FUND - 4.6%
4,440,674	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $4,440,674)		4,440,674

	TOTAL INVESTMENTS - 99.8% (Cost - $90,178,564)(b)		$ 95,935,140
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%		179,654
	TOTAL NET ASSETS - 100.0%		$ 96,114,794

(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $90,432,182
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 6,087,408
		Unrealized Depreciation:	(584,450)
		Net Unrealized Appreciation:	$ 5,502,958

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
VARIABLE INSURANCE TRUST - 95.2%
ASSET ALLOCATION FUND - 95.2%
16,237,208	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $273,301,473 )		$ 263,205,148

SHORT-TERM INVESTMENTS - 4.8%
MONEY MARKET FUND - 4.8%
13,437,387	Fidelity Institutional Money Market Funds - Government Portfolio Institutional Class
	to yield 0.56% (a)(Cost - $13,437,387)		13,437,387

	TOTAL INVESTMENTS - 100.0% (Cost - $286,738,860)(b)		$ 276,642,535
	OTHER ASSETS LESS LIABILITIES -NET - (0.0)% *		(90,773)
	TOTAL NET ASSETS - 100.0%		$ 276,551,762

*	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $288,109,872 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(11,467,337)
		Net Unrealized Depreciation:	$ (11,467,337)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	COMMON STOCKS - 67.9%
	AEROSPACE/DEFENSE - 3.9%
26,070	General Dynamics Corp.		$ 4,880,304
52,200	United Technologies Corp.		5,857,362
			10,737,666
	AGRICULTURE - 2.6%
62,560	Archer-Daniels-Midland Co.		2,880,262
53,800	Bunge Ltd.		4,264,188
			7,144,450
	APPAREL & TEXTILE PRODUCTS - 1.2%
58,940	Nike, Inc.		3,284,726

	AUTO PARTS & EQUIPMENT - 0.2%
8,077	Adient PLC		586,956

	BEVERAGES - 1.3%
32,200	PepsiCo, Inc.		3,601,892

	BUILDING MATERIALS - 1.2%
80,775	Johnson Controls International plc		3,402,243

	CHEMICALS - 7.4%
42,400	Air Products & Chemicals, Inc.		5,736,296
78,200	Albemarle Corp.		8,261,048
49,350	Praxair, Inc.		5,852,910
15,350	Versum Materials, Inc.		469,710
			20,319,964
	COMMERCIAL SERVICES - 2.2%
21,600	Cintas Corp.		2,733,264
15,700	Ecolab, Inc.		1,967,838
20,400	Matthews International Corp.		1,380,060
			6,081,162
	COMPUTERS - 2.0%
44,800	Accenture PLC		5,370,624

	COSMETICS/PERSONAL CARE - 2.6%
45,966	Colgate-Palmolive Co.		3,364,252
41,000	Procter & Gamble Co. (The )		3,683,850
			7,048,102
	DISTRIBUTION/WHOLESALE - 0.7%
8,100	WW Grainger, Inc.		1,885,356

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
21,690	Visa, Inc.		1,927,590

	ELECTRONICS- 2.2%
49,060	Honeywell International, Inc.		6,126,122

	FOOD - 0.8%
23,860	McCormick & Co., Inc.		2,327,543

	HEALTHCARE-PRODUCTS - 8.8%
61,600	Abbott Laboratories		2,735,656
33,300	Becton Dickinson and Co.		6,108,552
27,300	DENTSPLY Sirona, Inc.		1,704,612
69,300	Medtronic PLC		5,582,808
46,600	Stryker Corp.		6,134,890
25,000	West Pharmaceutical Services, Inc.		2,040,250
			24,306,768
	HOME FURNISHINGS- 0.5%
24,600	Legget & Platt, Inc.		1,237,872

	INSURANCE - 1.4%
20,500	Aflac, Inc.		1,484,610
15,093	Chubb Ltd.		2,056,421
3,200	RLI Corp.		192,064
			3,733,095
	IRON/STEEL - 0.7%
30,210	Nucor Corp.		1,804,141

	MACHINERY-DIVERSIFIED - 2.1%
28,340	Roper Technologies, Inc.		5,851,927

	MEDIA - 0.7%
36,740	John Wiley & Sons, Inc.		1,976,612

	MISCELLANEOUS MANUFACTURING - 4.7%
22,180	Carlisle Cos., Inc.		2,360,174
41,900	Donaldson Co., Inc.		1,907,288
55,900	Dover Corp.		4,491,565
66,470	Pentair PLC		4,172,987
			12,932,014
	OIL & GAS - 1.6%
9,900	Chevron Corp.		1,062,963
6,500	EOG Resources, Inc.		634,075
22,300	ExxonMobil Corp.		1,828,823
13,500	Occidental Petroleum Corp.		855,360
			4,381,221
	OIL & GAS SERVICES - 1.1%
38,000	Schlumberger Ltd.		2,967,800

	PHARMACEUTICALS - 3.1%
22,560	AbbVie, Inc.		1,470,010
39,800	Johnson & Johnson		4,957,090
16,800	Perrigo Co. PLC		1,115,352
26,900	Roche Holding AG - ADR		861,607
			8,404,059
	RETAIL - 7.7%
24,490	CVS Health Corp.		1,922,465
52,690	Gap, Inc. (The)		1,279,840
20,570	McDonald's Corp.		2,666,078
55,400	Ross Stores, Inc.		3,649,198
37,400	Target Corp.		2,064,106
23,900	Tiffany & Co.		2,277,670
37,470	Walgreens Boots Alliance, Inc.		3,111,884
28,900	Wal-Mart Stores, Inc.		2,083,112
23,000	Yum China Holdings, Inc.		625,600
23,000	Yum! Brands, Inc.		1,469,700
			21,149,653
	SEMICONDUCTORS -3.4%
53,171	Analog Devices, Inc.		4,357,363
62,200	Texas Instruments, Inc.		5,010,832
			9,368,195
	SOFTWARE - 2.1%
89,410	Microsoft Corp.		5,888,543

	TRANSPORTATION - 1.0%
25,610	United Parcel Service, Inc.		2,747,953

2,213,802	TOTAL COMMON STOCKS (Cost - $164,884,057)		186,594,249

	MUTUAL FUND - 24.1%
	DEBT FUND - 24.1%
6,785,305	Franklin Templeton Total Return Fund - R6 Shares (Cost - $67,604,053)		66,156,727

	SHORT-TERM INVESTMENT - 7.9%
	MONEY MARKET FUND - 7.9%
21,643,980	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $21,643,980)		21,643,980

	TOTAL INVESTMENTS - 99.9% (Cost - $254,132,090)(b)		$ 274,394,956
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%		272,578
	TOTAL NET ASSETS - 100.0%		$ 274,667,534

	ADR - American Depositary Receipt
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $254,318,752
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 25,752,156
		Unrealized Depreciation:	(5,675,952)
		Net Unrealized Appreciation:	$ 20,076,204

Contracts	SHORT FUTURES CONTRACTS		Unrealized Depreciation
8	MSCI EAFE Index Mini Future June 2017
	(Underlying Face Amount at Value $712,800)		$ (18,940)
8	MSCI Emerging Market E-Mini Future June 2017
	(Underlying Face Amount at Value $384,560)		(13,410)

	NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS		$ (32,350)

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares				Value
	EXCHANGE TRADED FUNDS - 46.7%
	DEBT FUNDS - 7.1%
25,757	iShares Short Maturity Bond ETF			$ 1,294,289
22,000	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			1,005,620
				2,299,909
	EQUITY FUNDS - 39.6%
23,936	iShares Core S&P 500 ETF			5,679,295
8,363	SPDR S&P 500 ETF Trust			1,971,494
24,537	Vanguard S&P 500 ETF			5,308,580
				12,959,369

	TOTAL EXCHANGE TRADED FUNDS (Cost $14,037,183)			15,259,278
Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 30.9%
$ 10,261,000	United States Treasury Note (Cost $10,377,052)	2.13	5/15/2025	10,106,285

Contracts	PURCHASED OPTIONS - 0.1%
13	FTSE 100 Index, May 2017, Put @ $6,500			1,625
40	S&P 500 Index, April 2017, Put @ $2,050			800
40	S&P 500 Index, May 2017, Put @ $2,125			15,600
70	Euro Stoxx 50 Index, May 2017, Put @ $2,975			5,465
	TOTAL PURCHASED OPTIONS (Cost - $92,208)			23,490
Shares
	SHORT-TERM INVESTMENTS - 24.0%
	MONEY MARKET FUND - 24.0%
7,853,330	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a) (Cost - $7,853,330)			7,853,330

	TOTAL INVESTMENTS - 101.7% (Cost - $32,359,773)(b)			$ 33,242,383
	OTHER ASSETS LESS LIABILITIES - NET - (1.7)%			(544,632)
	TOTAL NET ASSETS - 100.0%			$ 32,697,751

(a) Money market rate shown represents the rate at March 31, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $32,280,829 and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:

		Unrealized Appreciation:		$ 1,293,435
		Unrealized Depreciation:		(350,522)
		Net Unrealized Appreciation:		$ 942,913

Contracts	Options Written			Value
81	S&P 500 Index, April 2017, Call @ $2,525			$ (1,215)
70	Euro Stoxx 50 Index, April 2017, Call @ $3,525			(17,295)
14	FTSE 100 Index, April 2017, Call @ $7,700			(131)
	TOTAL OPTIONS WRITTEN (Premiums received - $14,967)			$ (18,641)

Contracts	LONG FUTURES CONTRACTS			Unrealized Appreciation/ (Depreciation)
70	Euro Stoxx 50 Future June 2017
	(Underlying Face Amount at Value $2,564,997)			$ 64,718
14	FTSE 100 Index Future June 2017
	(Underlying Face Amount at Value $1,273,671)			(2,660)
35	Russell 2000 Mini Future June 2017
	(Underlying Face Amount at Value $2,422,700)			27,070
21	S&P Midcap 400 E-Mini Future June 2017
	(Underlying Face Amount at Value $3,608,220)			18,375
	TOTAL UNREALIZED APPRECIATION OF FUTURES CONTRACTS			$ 107,503

Global Atlantic Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 15.2%
83,919	iShares 1-3 Year Credit Bond ETF		$ 8,830,796
41,776	iShares 1-3 Year Treasury Bond ETF		3,530,908
388,130	iShares Core U.S. Aggregate Bond ETF		42,108,224
23,737	iShares iBoxx $ High Yield Corporate Bond ETF		2,083,634
14,706	iShares JP Morgan USD Emerging Markets Bond ETF		1,672,072
80,709	iShares US Credit Bond ETF		8,870,726
139,097	iShares US Treasury Bond ETF		3,484,380
			70,580,740
	EQUITY FUNDS - 80.0%
1,131,571	iShares Core MSCI EAFE ETF		65,574,539
158,788	iShares Core MSCI Emerging Markets ETF		7,588,478
910,075	iShares Core S&P 500 ETF		215,933,495
174,408	iShares Core S&P Mid-Cap ETF		29,862,138
211,516	iShares Core S&P Small-Cap ETF		14,628,447
283,815	iShares Russell 1000 ETF		37,250,719
			370,837,816
	TOTAL EXCHANGE TRADED FUNDS (Cost - $400,087,788)		441,418,556

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
23,127,778	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a) (Cost - $23,127,778)		23,127,778

	TOTAL INVESTMENTS - 100.2% (Cost - $423,215,566)(b)		$ 464,546,334
	OTHER ASSETS LESS LIABILITIES - NET - (0.2)%		(882,308)
	TOTAL NET ASSETS - 100.0%		$ 463,664,026

(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $424,138,331
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 41,909,307
		Unrealized Depreciation:	(1,501,304)
		Net Unrealized Appreciation:	$ 40,408,003

Global Atlantic Moderate Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 29.7%
51,260	iShares 1-3 Year Credit Bond ETF		$ 5,394,090
25,518	iShares 1-3 Year Treasury Bond ETF		2,156,781
237,051	iShares Core U.S. Aggregate Bond ETF		25,717,663
14,555	iShares iBoxx $ High Yield Corporate Bond ETF		1,277,638
8,971	iShares JP Morgan USD Emerging Markets Bond ETF		1,020,003
49,432	iShares US Credit Bond ETF		5,433,071
84,386	iShares US Treasury Bond ETF		2,113,869
			43,113,115
	EQUITY FUNDS - 65.5%
290,360	iShares Core MSCI EAFE ETF		16,826,362
40,592	iShares Core MSCI Emerging Markets ETF		1,939,891
235,107	iShares Core S&P 500 ETF		55,783,838
44,729	iShares Core S&P Mid-Cap ETF		7,658,499
54,137	iShares Core S&P Small-Cap ETF		3,744,115
70,027	iShares Russell 1000 ETF		9,191,044
			95,143,749
	TOTAL EXCHANGE TRADED FUNDS (Cost - $127,754,159)		138,256,864

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
7,250,745	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a) (Cost - $7,250,745)		7,250,745

	TOTAL INVESTMENTS - 100.2% (Cost - $135,004,904)(b)		$ 145,507,609
	OTHER ASSETS LESS LIABILITIES - NET - (0.2)%		(302,175)
	TOTAL NET ASSETS - 100.0%		$ 145,205,434

(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $135,746,880
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 10,876,730
		Unrealized Depreciation:	(1,116,001)
		Net Unrealized Appreciation:	$ 9,760,729

Global Atlantic Motif Aging of America Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	COMMON STOCKS - 99.3%
	BIOTECHNOLOGY - 23.4%
61	Aduro Biotech, Inc. *		$ 656
17	Amgen, Inc.		2,789
24	Celgene Corp. *		2,986
20	Cellectis SA * (ADR)		480
47	CytomX Therapeutics, Inc. *		812
48	Epizyme, Inc. *		823
63	Exact Sciences Corp. *		1,488
71	Exelixis, Inc. *		1,539
39	FibroGen, Inc. *		961
10	Five Prime Therapeutics, Inc. *		362
33	Foundation Medicine, Inc. *		1,064
18	Incyte Corp. *		2,406
30	Innoviva, Inc.		415
19	Medicines Co. (The) *		929
144	Merrimack Pharmaceuticals, Inc. *		444
37	Myriad Genetics, Inc. *		710
75	NeoGenomics, Inc. *		592
47	NewLink Genetics Corp. *		1,133
54	OncoMed Pharmaceuticals, Inc. *		497
24	Seattle Genetics, Inc. *		1,509
115	Spectrum Pharmaceuticals, Inc. *		747
8	United Therapeutics Corp. *		1,083
			24,425
	HEALTHCARE PRODUCTS - 17.6%
10	ABIOMED, Inc. *		1,252
115	Accuray, Inc. *		546
20	Advanced Accelerator Applications SA * (ADR)		797
27	AtriCure, Inc. *		517
7	Baxter International, Inc.		363
25	BioTelemetry, Inc. *		724
37	Boston Scientific Corp. *		920
30	ConforMIS, Inc. *		157
2	CR Bard, Inc.		497
19	Edwards Lifesciences Corp. *		1,787
73	Endologix, Inc. *		528
24	Genomic Health. Inc. *		756
19	Globus Medical, Inc. *		563
8	Hologic, Inc. *		340
17	Insulet Corp. *		733
15	K2M Group Holdings, Inc. *		308
20	LeMaitre Vascular, Inc.		493
7	Medtronic PLC		564
22	Merit Medical Systems, Inc. *		636
80	Novocure Ltd. *		648
7	NuVasive, Inc. *		523
35	NxStage Medical, Inc. *		939
9	Orthofix International NV *		343
78	Rockwell Medical, Inc. *		488
4	Stryker Corp.		527
4	Varex Imaging Corp. *		134
13	Varian Medical Systems, Inc. *		1,185
18	Wright Medical Group NV *		560
4	Zimmer Biomet Holdings, Inc.		488
			18,316
	HEALTHCARE - SERVICES - 18.8%
37	Addus HomeCare Corp. *		1,184
2	Aetna, Inc.		255
29	Almost Family, Inc. *		1,409
47	Amedisys, Inc. *		2,401
214	Brookdale Senior Living, Inc. *		2,874
84	Capital Senior Living Corp. *		1,181
11	Chemed Corp.		2,010
10	DaVita, Inc. *		680
80	Ensign Group, Inc. (The)		1,504
30	Fresenius Medical Care AG & Co. KGaA (ADR)		1,264
50	Kindred Healthcare, Inc.		418
32	LHC Group, Inc. *		1,725
23	National HealthCare Corp.		1,640
5	UnitedHealth Group, Inc.		820
2	WellCare Health Plans, Inc. *		280
			19,645
	PHARMACEUTICALS - 11.0%
12	AbbVie, Inc.		782
21	Agios Pharmaceuticals, Inc. *		1,226
77	Array BioPharma, Inc. *		688
38	AstraZeneca PLC (ADR)		1,183
10	Bristol-Myers Squibb Co.		544
12	Coherus Biosciences, Inc. *		254
58	Corcept Therapeutics, Inc. *		636
14	DexCom, Inc. *		1,186
8	Eli Lilly & Co.		673
74	Insys Therapeutics, Inc. *		778
3	Johnson & Johnson		374
34	MyoKardia, Inc. *		447
8	Novartis AG (ADR)		594
36	Novo Nordisk A/S (ADR)		1,234
6	Sanofi (ADR)		271
56	SciClone Pharmaceuticals, Inc. *		549
			11,419
	REAL ESTATE INVESTMENT TRUSTS - 28.5%
86	Care Capital Properties, Inc.		2,311
119	CareTrust REIT, Inc.		2,002
84	HCP, Inc.		2,627
49	LTC Properties, Inc.		2,347
34	National Health Investors, Inc.		2,469
183	New Senior Investment Group, Inc.		1,867
108	Omega Healthcare Investors, Inc.		3,563
77	Sabra Health Care REIT, Inc.		2,151
77	Senior Housing Properties Trust		1,559
55	Ventas, Inc.		3,577
75	Welltower, Inc.		5,311
			29,784
	TOTAL COMMON STOCKS (Cost - $101,151)		103,589

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
761	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $761)		761

	TOTAL INVESTMENTS - 100.0% (Cost - $101,912)(b)		$ 104,350
	OTHER ASSETS LESS LIABILITIES - NET - 0.0% ^		28
	TOTAL NET ASSETS - 100.0%		$ 104,378

	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
*	Non-income producing security.
^	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,201
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 9,407
		Unrealized Depreciation:	(7,258)
		Net Unrealized Appreciation:	$ 2,149

Global Atlantic Motif Real EstateTrends Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	COMMON STOCKS - 98.6%
	HEALTHCARE SERVICES - 7.3%
15	Addus HomeCare Corp. *		$ 480
13	Almost Family, Inc. *		632
21	Amedisys, Inc. *		1,073
94	Brookdale Senior Living, Inc. *		1,262
38	Capital Senior Living Corp. *		534
5	Chemed Corp.		914
34	Ensign Group, Inc. (The)		639
13	LHC Group, Inc. *		701
10	National HealthCare Corp.		713
			6,948
	REAL ESTATE INVESTMENT TRUSTS - 91.3%
36	American Campus Communities, Inc.		1,713
25	American Tower Corp.		3,038
38	Apartment Investment & Management Co.		1,685
16	AvalonBay Communities, Inc.		2,938
46	Bluerock Residential Growth REIT, Inc.		566
17	Boston Properties, Inc.		2,251
22	Camden Property Trust		1,770
36	Care Capital Properties, Inc.		967
49	CareTrust REIT, Inc.		824
51	CBL & Associates Properties, Inc.		487
22	Columbia Property Trust, Inc.		490
17	CoreSite Realty Corp.		1,531
35	Crown Castle International Corp.		3,306
61	CubeSmart		1,584
34	CyrusOne, Inc.		1,750
13	DCT Industrial Trust, Inc.		626
23	Digital Realty Trust, Inc.		2,447
9	Douglas Emmett, Inc.		346
33	Duke Realty Corp.		867
33	DuPont Fabros Technology, Inc.		1,636
33	Education Realty Trust, Inc.		1,348
24	Empire State Realty Trust, Inc.		495
8	Equinix, Inc.		3,203
43	Equity Residential		2,675
10	Essex Property Trust, Inc.		2,315
26	Extra Space Storage, Inc.		1,934
109	GGP, Inc.		2,527
35	HCP, Inc.		1,095
85	Independence Realty Trust, Inc.		796
77	Investors Real Estate Trust		457
13	Kilroy Realty Corp.		937
18	Life Storage, Inc.		1,478
20	LTC Properties, Inc.		958
19	Macerich Co. (The)		1,224
11	Mack-Cali Realty Corp.		296
19	Mid-America Apartment Communities, Inc.		1,933
27	Monmouth Real Estate Investment Corp.		385
103	Monogram Residential Trust, Inc.		1,027
14	National Health Investors, Inc.		1,017
43	National Storage Affiliates Trust		1,028
81	New Senior Investment Group, Inc.		826
61	New York REIT, Inc.		591
33	NexPoint Residential Trust, Inc.		797
44	Omega Healthcare Investors, Inc.		1,452
92	Paramount Group, Inc.		1,491
28	Pennsylvania Real Estate Investment Trust		424
20	Preferred Apartment Communities, Inc.		264
35	Prologis, Inc.		1,816
14	Public Storage		3,065
26	QTS Realty Trust, Inc.		1,267
55	Quality Care Properties, Inc. *		1,037
79	RAIT Financial Trust		253
32	Sabra Health Care REIT, Inc.		894
22	SBA Communications Corp. *		2,648
30	Senior Housing Properties Trust		608
11	Simon Property Group, Inc.		1,892
11	SL Green Realty Corp.		1,173
26	STAG Industrial, Inc.		651
17	Taubman Centers, Inc.		1,122
56	UDR, Inc.		2,031
23	Ventas, Inc.		1,496
9	Vornado Realty Trust		903
5	Washington Real Estate Investment Trust		156
31	Welltower, Inc.		2,195
			87,002
	TOTAL COMMON STOCKS (Cost - $99,835)		93,950

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
1,170	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $1,170)		1,170

	TOTAL INVESTMENTS - 99.8% (Cost - $101,005)(b)		$ 95,120
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%		182
	TOTAL NET ASSETS - 100.0%		$ 95,302

	REIT - Real Estate Investment Trust
*	Non-income producting security.
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $101,212
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,041
		Unrealized Depreciation:	(8,133)
		Net Unrealized Depreciation:	$ (6,092)

Global Atlantic Motif Technological Innovations Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	COMMON STOCKS - 99.5%
	AUTO PARTS & EQUIPMENT - 1.2%
23	Mobileye NV *		$ 1,412

	COMMERCIAL SERVICES - 7.4%
7	Cimpress NV *		603
8	FleetCor Technologies, Inc. *		1,211
15	Global Payments, Inc.		1,210
17	Paylocity Holding Corp. *		657
36	PayPal Holdings, Inc. *		1,549
59	Square, Inc. *		1,020
19	Total System Services, Inc.		1,016
18	Vantiv, Inc. *		1,154
			8,420
	COMPUTERS - 3.4%
14	Check Point Software Technologies Ltd. *		1,437
26	Fortinet, Inc. *		997
26	Teradata Corp. *		809
32	VeriFone Systems, Inc. *		599
			3,842
	DIVERSIFIED FINANCIAL SERVICES - 7.1%
17	American Express Co.		1,345
15	Blackhawk Network Holdings, Inc. *		609
8	Ellie Mae, Inc. *		802
21	Mastercard, Inc.		2,362
33	Visa, Inc.		2,933
			8,051
	ELECTRONICS - 0.7%
39	Gentex Corp.		832

	INTERNET - 37.9%
27	Alibaba Group Holding Ltd. * (ADR)		2,911
4	Alphabet, Inc. *		3,391
4	Amazon.com, Inc. *		3,546
10	Baidu, Inc. * (ADR)		1,725
15	Criteo SA * (ADR)		750
30	Ctrip.com International Ltd. * (ADR)		1,475
37	eBay, Inc. *		1,242
54	Endurance International Group Holdings, Inc. *		424
10	Expedia, Inc.		1,262
7	F5 Networks, Inc. *		998
28	Facebook, Inc. *		3,977
48	FireEye, Inc. *		605
173	Groupon, Inc. *		680
60	JD.com, Inc. * (ADR)		1,867
38	Match Group, Inc. *		621
12	Netflix, Inc. *		1,774
8	Palo Alto Networks, Inc. *		901
1	Priceline Group, Inc. (The) *		1,780
9	Proofpoint, Inc. *		669
16	Shopify, Inc. *		1,089
11	Shutterstock, Inc. *		455
10	SINA Corp. *		721
5	Stamps.com, Inc. *		592
48	Symantec, Corp.		1,473
63	Twitter, Inc. *		942
72	Vipshop Holdings Ltd. * (ADR)		960
18	Wayfair, Inc. *		729
23	Weibo Corp. * (ADR)		1,200
12	Wix.com Ltd. *		815
40	Yandex NV *		877
16	Yelp, Inc. *		524
16	YY, Inc. * (ADR)		738
28	Zendesk, Inc. *		785
23	Zillow Group, Inc. *		778
			43,276
	REAL ESTATE INVESTMENT TRUSTS - 5.0%
8	CoreSite Realty Corp.		720
16	CyrusOne, Inc.		824
11	Digital Realty Trust, Inc.		1,170
16	DuPont Fabros Technology, Inc.		793
4	Equinix, Inc.		1,601
12	QTS Realty Trust, Inc.		585
			5,693
	RETAIL - 0.9%
16	Copart, Inc. *		991

	SEMICONDUCTORS - 3.5%
12	Qorvo, Inc. *		823
29	QUALCOMM, Inc.		1,663
12	Silicon Motion Technology Corp. (ADR)		561
10	Skyworks Solutions, Inc.		980
			4,027
	SOFTWARE - 29.5%
17	2U, Inc. *		674
33	ACI Worldwide, Inc. *		706
37	Activision Blizzard, Inc.		1,845
10	Adobe Systems, Inc. *		1,301
16	Akamai Technologies, Inc. *		955
7	athenahealth, Inc. *		789
41	Box, Inc. *		669
12	Citrix Systems, Inc. *		1,001
12	CommVault Systems, Inc. *		610
15	Cornerstone OnDemand, Inc. *		583
20	Cotiviti Holdings, Inc. *		833
12	CyberArk Software, Ltd. *		610
14	Electronic Arts, Inc. *		1,253
77	First Data Corp. *		1,194
11	HubSpot, Inc. *		666
19	InterXion Holding NV *		752
13	Medidata Solutions, Inc. *		750
3	MicroStrategy, Inc. *		563
41	Momo, Inc. * (ADR)		1,397
4	NetEase, Inc. (ADR)		1,136
19	New Relic, Inc. *		704
14	Paycom Software, Inc. *		805
20	RealPage, Inc. *		698
24	salesforce.com, Inc. *		1,980
14	ServiceNow, Inc. *		1,225
17	Splunk, Inc. *		1,059
16	Tableau Software, Inc. *		793
15	Take-Two Interactive Software, Inc. *		889
24	Twilio, Inc. *		693
5	Ultimate Software Group, Inc. (The) *		976
20	Veeva Systems, Inc. *		1,026
17	Verint Systems, Inc. *		737
19	VMware, Inc. *		1,751
16	Workday, Inc. *		1,333
231	Zynga, Inc. *		658
			33,614
	TELECOMMNUNICATIONS - 2.9%
10	Acacia Communications, Inc. *		586
9	Arista Networks, Inc. *		1,190
8	LogMeIn, Inc.		780
11	Nice Ltd. (ADR)		748
			3,304

	TOTAL COMMON STOCKS (Cost - $99,922)		113,462

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
699	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $699)		699

	TOTAL INVESTMENTS - 100.1% (Cost - $100,621)(b)		$ 114,161
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%		(58)
	TOTAL NET ASSETS - 100.0%		$ 114,103

ADR	- American Depositary Receipt
*	Non-income producing security.
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,835
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 15,568
		Unrealized Depreciation:	(2,242)
		Net Unrealized Appreciation:	$ 13,326

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares				Value
	EXCHANGE TRADED FUNDS - 29.8%
	EQUITY FUNDS - 29.8%
53,965	iShares MSCI EAFE ETF			$ 3,361,480
14,247	SPDR S&P 500 ETF Trust			3,358,588
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,880,193)			6,720,068

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 2.7%
$ 18,509	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE2 (b)	2.26	8/25/2032	17,658
37,340	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1 (b)	1.13	4/25/2036	36,494
100,000	Bosphorus CLO II DAC 2A (a)	1.43	10/15/2025	106,998
32,900	Citigroup Mortgage Loan Trust 2007-AMC1 (a)(b)	1.14	12/25/2036	21,999
19,569	Countrywide Asset-Backed Certificates (b)	1.11	12/25/2036	19,210
29,256	Countrywide Asset-Backed Certificates (b)	1.12	6/25/2047	21,922
15,188	CWABS Asset-Backed Certificates Trust 2006-17 (b)	1.13	3/25/2047	14,109
39,072	FBR Securitization Trust (b)	1.66	10/25/2035	38,313
50,000	Ford Credit Floorplan Master Owner Trust A (b)	1.51	8/15/2020	50,190
6,853	Fremont Home Loan Trust 2005-E (b)	1.22	1/25/2036	6,841
27,960	GSAMP Trust 2006-HE4 (b)	1.12	6/25/2036	25,335
10,022	Long Beach Mortgage Loan Trust 2004-2 (b)	2.60	6/25/2034	9,737
34,023	Long Beach Mortgage Loan Trust 2005-3 (b)	1.24	8/25/2045	31,077
34,430	Long Beach Mortgage Loan Trust 2006-7 (b)	1.14	8/25/2036	20,781
18,722	RASC Series 2004-KS10 Trust (b)	2.71	11/25/2034	17,632
85,541	SLC Student Loan Trust 2006-2 (b)	1.23	9/15/2026	85,012
45,095	SLM Student Loan Trust 2005-3 (b)	1.13	10/25/2024	44,959
18,222	Soundview Home Loan Trust 2007-WMC1 (b)	1.09	2/25/2037	7,394
8,682	Structured Asset Investment Loan Trust 2004-7 (b)	2.03	8/25/2034	8,149
26,229	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC2 (b)	1.13	9/25/2036	23,548
	TOTAL ASSET BACKED SECURUTIES (Cost - $596,278)			607,358

	CORPORATE BONDS - 13.2%
	AEROSPACE/DEFENSE - 0.2%
50,000	Rockwell Collins, Inc.	3.50	3/15/2027	50,014

	AGRICULTURE - 0.1%
10,000	Reynolds American, Inc.	5.85	8/15/2045	11,744

	AIRLINES - 0.2%
48,303	Spirit Airlines Pass Through Trust 2015-1A	4.10	4/1/2028	49,027

	AUTO MANUFACTURERS - 0.9%
40,000	Ford Motor Credit Co. LLC	3.20	1/15/2021	40,428
20,000	General Motors Financial Co., Inc.	3.20	7/13/2020	20,344
50,000	General Motors Financial Co., Inc.	3.20	7/6/2021	50,190
100,000	Nissan Motor Acceptance Corp. (a)(b)	1.91	1/13/2022	100,555
				211,517
	BANKS - 5.2%
50,000	Bank of America Corp.	5.65	5/1/2018	52,021
73,000	Bank of America Corp.	3.30	1/11/2023	73,453
25,000	Bank of America Corp.	4.00	4/1/2024	25,920
100,000	Barclays Bank PLC (b)	1.91	9/8/2017	100,227
50,000	Citigroup, Inc.	2.65	10/26/2020	50,324
50,000	Credit Suisse AG (b)	1.92	9/12/2017	50,118
50,000	Deutsche Bank AG (b)	2.94	5/10/2019	50,862
50,000	The Goldman Sachs Group, Inc. (b)	1.72	5/22/2017	50,041
10,000	The Goldman Sachs Group, Inc.	3.75	5/22/2025	10,123
15,000	The Goldman Sachs Group, Inc.	6.00	6/15/2020	16,604
50,000	HSBC USA, Inc. (b)	1.80	8/7/2018	50,177
35,000	JPMorgan Chase & Co.	3.13	1/23/2025	34,390
25,000	JPMorgan Chase & Co.	3.88	2/1/2024	25,987
50,000	JPMorgan Chase & Co.	3.90	7/15/2025	51,684
26,000	Morgan Stanley	2.13	4/25/2018	26,099
100,000	Natixis SA (b)	1.85	9/25/2017	100,000
100,000	Sumitomo Mitsui Banking Corp. (b)	1.83	9/15/2017	100,249
100,000	Sumitomo Mitsui Trust Bank Limited (b)	1.88	9/18/2017	100,000
200,000	UBS Group Funding Jersey Ltd. (a)	2.65	2/1/2022	196,074
				1,164,353
	BIOTECHNOLOGY - 0.4%
100,000	Amgen, Inc.	2.13	5/15/2017	100,111

	COMMERCIAL SERVICES - 0.1%
30,000	S&P Global, Inc.	2.50	8/15/2018	30,237

	COMPUTERS - 0.2%
50,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (a)	5.45	6/15/2023	53,951

	ELECTRIC - 0.1%
30,000	Duke Energy Corp.	3.05	8/15/2022	30,234

	ENVIRONMENTAL CONTROL - 0.1%
25,000	Republic Services, Inc.	3.55	6/1/2022	25,930

	PHARMACEUTICALS - 1.6%
50,000	AbbVie, Inc.	2.85	5/14/2023	49,055
100,000	Actavis Funding SCS	1.30	6/15/2017	99,990
100,000	Shire Acquisitions Investments Ireland DAC	1.90	9/23/2019	99,279
100,000	Shire Acquisitions Investments Ireland DAC	2.40	9/23/2021	97,791
				346,115
	PIPELINES - 0.7%
20,000	Kinder Morgan Finance Co. LLC (a)	6.00	1/15/2018	20,625
23,000	Regency Energy Partners LP / Regency Energy Finance Corp.	4.50	11/1/2023	23,601
100,000	Sabine Pass Liquefaction LLC	5.75	5/15/2024	108,980
				153,206
	REAL ESTATE INVESTMENT TRUSTS - 0.7%
100,000	American Tower Corp.	2.25	1/15/2022	96,504
25,000	Digital Realty Trust LP	3.95	7/1/2022	26,037
30,000	Duke Realty LP	3.88	2/15/2021	31,178
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	10,024
				163,743
	REGIONAL - 0.9%
200,000	Japan Finance Organization for Municipalities (a)	2.13	10/25/2023	191,338

	SOVERIGN - 0.9%
200,000	Development Bank of Japan, Inc. (a)	1.63	9/1/2021	192,732

	TELECOMMUNICATIONS - 0.9%
100,000	AT&T, Inc. (b)	1.62	1/15/2020	100,660
30,000	AT&T, Inc.	2.80	2/17/2021	30,089
50,000	Telecom Italia SpA	6.38	6/24/2019	68,303
				199,052

	TOTAL CORPORATE BONDS (Cost - $2,976,706)			2,973,304

	MUNICIPAL BOND - 0.1%
30,000	City of Chicago IL (Cost - $30,355)	7.75	1/1/2042	30,853

	MORTGAGE BACKED SECURITIES - 15.9%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.9%
300,000	Fannie Mae TBA +	3.00	10/25/2046	297,469
2,200,000	Fannie Mae TBA +	3.50	6/25/2046	2,241,164
800,000	Fannie Mae TBA +	4.00	11/25/2045	837,375
200,000	Fannie Mae TBA +	4.50	8/25/2044	214,500
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $3,578,906)			3,590,508

	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
	AGENCY COLLATERAL - 1.8%
58,927	Government National Mortgage Association (b)	1.28	3/20/2065	58,992
91,541	Government National Mortgage Association (b)	1.38	5/20/2065	90,832
96,014	Government National Mortgage Association (b)	1.40	8/20/2065	95,329
69,134	Government National Mortgage Association (b)	1.48	10/20/2065	69,381
95,396	Government National Mortgage Association (b)	1.78	12/20/2065	96,524
				411,058
	WHOLE LOAN COLLATERAL - 2.1%
30,137	Alternative Loan Trust 2005-J12 (b)	1.25	8/25/2035	19,031
23,240	Alternative Loan Trust 2006-OA9 (b)	1.19	7/20/2046	12,991
39,152	American Home Mortgage Assets Trust 2006-2 (b)	1.17	9/25/2046	27,960
18,646	Bear Stearns ALT-A Trust 2005-8 (b)	3.31	10/25/2035	17,682
18,196	Bear Stearns ARM Trust 2005-5 (b)	2.58	8/25/2035	18,294
24,380	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 (a,b)	1.23	8/25/2035	23,117
23,305	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 (a,b)	1.01	10/25/2035	21,302
32,214	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	31,764
20,675	First Horizon Mortgage Pass-Through Trust 2005-AR2 (b)	3.07	6/25/2035	19,958
41,904	Great Hall Mortgages No. 1 PLC (a,b)	1.28	6/18/2039	40,728
31,439	GreenPoint Mortgage Funding Trust 2006-AR2 (b)	2.64	3/25/2036	27,903
23,542	GSR Mortgage Loan Trust 2005-AR6 (b)	3.09	9/25/2035	23,931
15,509	Impac CMB Trust Series 2005-8 (b)	1.68	2/25/2036	14,485
22,560	IndyMac INDX Mortgage Loan Trust 2006-AR4 (b)	1.19	5/25/2046	19,784
5,332	JP Morgan Mortgage Trust 2006-S2	5.88	6/25/2021	4,934
11,278	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 (b)	1.23	11/25/2035	10,918
20,590	MortgageIT Trust 2005-4 (b)	1.26	10/25/2035	19,494
23,940	RALI Series 2005-QR1 Trust	6.00	10/25/2034	24,897
17,193	Reperforming Loan REMIC Trust 2006-R1 (a,b)	1.32	1/25/2036	15,987
11,504	Structured Adjustable Rate Mortgage Loan Trust (b)	3.33	9/25/2034	11,465
21,727	Structured Adjustable Rate Mortgage Loan Trust (b)	1.28	10/25/2035	20,069
12,293	Structured Adjustable Rate Mortgage Loan Trust (b)	3.38	2/25/2034	12,393
25,280	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	2.46	4/25/2037	22,405
				461,492

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $875,625)			872,550

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.1%
160,444	Freddie Mac Multifamily Structured Pass Through Certificates (b)	1.48	9/25/2022	160,832
74,667	RFTI 2015-FL1 Issuer Ltd. (a,b)	2.66	8/15/2030	74,839
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $234,859)			235,671

	U.S. TREASURY SECURITIES - 17.8%
100,000	United States Treasury Inflation Indexed Bond	2.38	1/15/2027	142,321
100,000	United States Treasury Inflation Indexed Bond	3.63	4/15/2028	199,571
200,000	United States Treasury Inflation Indexed Note	0.13	7/15/2022	212,835
150,000	United States Treasury Inflation Indexed Note	0.63	1/15/2026	156,080
100,000	United States Treasury Bond	2.50	2/15/2046	89,625
100,000	United States Treasury Bond	2.50	5/15/2046	89,558
200,000	United States Treasury Bond	2.88	8/15/2045	193,961
100,000	United States Treasury Bond	2.88	11/15/2046	97,027
500,000	United States Treasury Bond	3.00	5/15/2045	497,090
50,000	United States Treasury Bond	4.38	11/15/2039	62,059
700,000	United States Treasury Note	1.13	8/31/2021	678,152
400,000	United States Treasury Note	1.50	8/15/2026	370,125
100,000	United States Treasury Note	1.63	5/15/2026	93,801
600,000	United States Treasury Note	2.00	11/15/2026	579,610
100,000	United States Treasury Note	2.00	12/31/2021	100,383
250,000	United States Treasury Note	2.25	2/15/2027	246,807
200,000	United States Treasury Note	2.50	8/15/2023	204,047
	TOTAL U.S. TREASURY SECURITIES (Cost - $4,106,581)			4,013,052

Contracts	PURCHASED OPTIONS ON INDICES- 0.5%
22	S&P 500 Index, December 2017, Put @ $1,575			12,540
22	S&P 500 Index, December 2017, Put @ $1,800			29,480
22	S&P 500 Index, December 2017, Put @ $2,025			67,430
	TOTAL PURCHASED OPTIONS ON INDICES (Cost - $258,149)			109,450

Principal Amount	SHORT-TERM INVESTMENTS - 32.8%	Coupon Rate (%)	Maturity
	FEDERAL HOME LOAN BANK - 17.8%
$ 200,000	Federal Home Loan Bank Discount Notes	0.00	4/4/2017	199,991
1,100,000	Federal Home Loan Bank Discount Notes	0.00	4/11/2017	1,099,795
800,000	Federal Home Loan Bank Discount Notes	0.00	4/12/2017	799,869
400,000	Federal Home Loan Bank Discount Notes	0.00	4/18/2017	399,868
200,000	Federal Home Loan Bank Discount Notes	0.00	4/20/2017	199,943
1,300,000	Federal Home Loan Bank Discount Notes	0.00	4/27/2017	1,299,498
				3,998,964
Shares	MONEY MARKET FUND - 7.5%
1,687,738	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.56% (c)			1,687,738
Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS - 7.5%
$ 400,000	United States Treasury Bill	0.36	4/20/2017	399,900
1,300,000	United States Treasury Bill	0.02	4/27/2017	1,299,379
				1,699,279

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,385,981)			7,385,981

	TOTAL INVESTMENTS - 117.8% (Cost - $25,923,633)(d)			$ 26,538,795
	OTHER ASSETS LESS LIABILITIES - NET - (17.8)%			(4,010,684)
	TOTAL NET ASSETS - 100.0%			$ 22,528,111

TBA	- To Be Announced Security
*	Represents less than 0.05%.
+	All or a portion of these TBAs are subject to dollar-roll transactions.
(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2017, these securities amounted to $1,060,245 or 4.7% of net assets.
(b)	Variable Rate Security - interest rate subject to periodic change.
(c)	Money market rate shown represents the rate at March 31, 2017.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,999,420 and differs from fair value by net
	unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 918,170
		Unrealized Depreciation:		(378,610)
		Net Unrealized Appreciation:		$ 539,560

Contracts	SHORT FUTURES CONTRACTS			Unrealized Appreciation/ (Depreciation)
4	90 Day Euro Future March 2018
	(Underlying Face Amount at Value $983,450)			$ 4,348
2	90 Day Euro Future June 2018
	(Underlying Face Amount at Value $491,100)			1,463
15	90 Day Euro Future June 2019
	(Underlying Face Amount at Value $3,669,000)			(3,691)
11	90 Day Euro Future December 2019
	(Underlying Face Amount at Value $2,686,338)			(2,316)
1	Euro-Bund Future June 2017
	(Underlying Face Amount at Value $172,647)			(75)
2	Euro-Oat Future June 2017
	(Underlying Face Amount at Value $314,533)			(2,096)
				(2,367)
	LONG FUTURES CONTRACTS
11	90 Day Euro Future April 2017
	(Underlying Face Amount at Value $2,717,894)			1,650
33	90 Day Euro Future June 2017
	(Underlying Face Amount at Value $8,143,575)			(64)
86	S&P 500 E-Mini June 2017
	(Underlying Face Amount at Value $10,144,775)			(38,376)
9	US 10 Year Future June 2017
	(Underlying Face Amount at Value $1,121,067)			3,656
15	US 5Year Note (CBT) June 2017
	(Underlying Face Amount at Value $1,765,898)			2,785
				(30,349)

	TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS			$ (32,716)

Notional Amount $	INTEREST RATE SWAPS	Fixed Received Rate (%)	Expiration	Unrealized Appreciation/ (Depreciation)
(300,000)	Goldman Sachs	1.25	6/15/2018	$ 2,746
(300,000)	Goldman Sachs	1.25	6/21/2021	(210)
(100,000)	Goldman Sachs	1.25	6/21/2022	(376)
(300,000)	Goldman Sachs	1.50	9/20/2027	(4,722)
(100,000)	Goldman Sachs	2.00	12/16/2020	1,444
200,000	Goldman Sachs	2.05	2/3/2037	2,229
(200,000)	Goldman Sachs	2.05	2/1/2037	(6,392)
(200,000)	Goldman Sachs	2.25	12/21/2046	32,936
(100,000)	Goldman Sachs	2.50	6/15/2046	7,417
				$ 35,072

	INTEREST RATE FLOOR
(6,800,000)	Barclays Bank PLC	0.04	11/28/2017	$ 1,963
3,400,000	Barclays Bank PLC	0.15	11/28/2017	(1,234)
				$ 729
	CREDIT DEFAULT SWAPS
2,900,000	North American Investment Grade CDX Index	1.00	12/20/2021	$ 15,778
100,000	North American Investment Grade CDX Index	1.00	6/20/2022	37
594,000	North American High Yield CDX Index	5.00	12/20/2021	10,703
				$ 26,518
	PURCHASED SWAPTION CONTRACTS
400,000	EUR 10 Year Put Swaption, Strike Price 1.08, Expiration 9/6/17			$ (1,049)

	WRITTEN SWAPTION CONTRACTS
(500,000)	USD 10 Year Put Swaption, Strike Price 2.94, Expiration 9/6/17			$ 1,837

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value	Unrealized Appreciation (Depreciation)
To Buy:
4/17/2017	Barclays Bank PLC	$ 2,558,000	MXN	$ 124,635	$ 135,465	$ 10,830
4/17/2017	Barclays Bank PLC	1,199,000	MXN	62,345	63,496	1,151
6/23/2017	Barclays Bank PLC	46,754,400	KRW	42,000	41,850	(150)
6/23/2017	Barclays Bank PLC	73,079,160	KRW	66,000	65,414	(586)
						11,245

To Sell:
4/4/2017	Barclays Bank PLC	$ 11,000	GBP	$ 13,679	$ 13,756	$ (77)
4/4/2017	Barclays Bank PLC	99,000	EUR	104,384	105,905	(1,521)
4/4/2017	Barclays Bank PLC	67,000	GBP	82,593	83,788	(1,195)
4/4/2017	Barclays Bank PLC	3,000	EUR	3,187	3,209	(22)
4/4/2017	Barclays Bank PLC	93,000	GBP	114,904	116,303	(1,399)
4/17/2017	Barclays Bank PLC	2,526,000	MXN	126,145	133,771	(7,626)
5/2/2017	Barclays Bank PLC	3,000	EUR	3,208	3,213	(5)
6/23/2017	Barclays Bank PLC	119,887,520	KRW	104,650	107,313	(2,663)
						(14,508)

					Net unrealized depreciation on forward foreign currency contracts	$ (3,263)

Global Atlantic Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 17.1%
	DEBT FUNDS - 10.5%
30,999	iShares 1-3 Year Credit Bond ETF		$ 3,262,025
40,101	iShares Core U.S. Aggregate Bond ETF		4,350,557
49,508	iShares iBoxx $ High Yield Corporate Bond ETF		4,345,812
			11,958,394

	EQUITY FUNDS - 6.6%
45,181	iShares Core MSCI Emerging Markets ETF		2,159,200
19,091	iShares Russell 1000 Growth ETF		2,172,556
23,754	iShares Russell 2000 ETF		3,265,700
			7,597,456
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,817,320)		19,555,850

	VARIABLE INSURANCE TRUSTS - 78.0%
	DEBT FUND - 17.2%
1,479,786	MFS Research Bond Series - Initial Class		19,577,575

	EQUITY FUNDS - 60.8%
203,915	American Century VP Mid Cap Value - Investor Class		4,339,301
1,119,385	American Century VP Value Fund - Class I		11,910,252
153,031	Invesco VI International Growth Fund - Class I		5,428,003
331,660	MFS Growth Series - Initial Class		14,118,774
87,895	MFS VIT II Blended Research Core Equity Portfolio - Initial Class		4,342,906
402,867	MFS VIT II International Value Portfolio - Initial Class		9,745,351
382,685	MFS VIT Mid Cap Growth Series - Initial Class		3,260,475
685,666	Putnam VT Equity Income - Class IA		16,243,426
			69,388,488
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $83,129,656)		88,966,063

	SHORT-TERM INVESTMENT - 5.6%
	MONEY MARKET FUND - 5.6%
6,390,781	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $6,390,781)		6,390,781

	TOTAL INVESTMENTS - 100.7% (Cost - $108,337,757)(b)		$ 114,912,694
	OTHER ASSETS LESS LIABILITIES -NET - (0.7)%		(852,937)
	TOTAL NET ASSETS - 100.0%		$ 114,059,757

(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $108,857,607
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 6,827,248
		Unrealized Depreciation:	(772,161)
		Net Unrealized Appreciation:	$ 6,055,087

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares				Value
	COMMON STOCKS - 61.6%
	AEROSPACE/DEFENSE - 2.0%
9,447	Boeing Co. (The)			$ 1,670,796
6,476	General Dynamics Corp.			1,212,307
10,282	Lockheed Martin Corp.			2,751,463
27,187	United Technologies Corp.			3,050,653
				8,685,219
	AGRICULTURE - 0.9%
47,325	Altria Group, Inc.			3,379,952
9,198	British American Tobacco PLC - ADR			610,011
				3,989,963
	AIRLINES - 0.2%
11,530	American Airlines Group, Inc.			487,719
2,521	United Continental Holdings, Inc. *			178,083
				665,802
	APPAREL - 1.2%
85,280	NIKE, Inc.			4,752,654
5,924	Under Armour, Inc. *			108,409
7,526	VF Corp.			413,704
				5,274,767
	BANKS - 3.9%
298,070	Bank of America Corp.			7,031,471
42,847	Capital One Financial Corp.			3,713,121
109,030	Huntington Bancshares, Inc.			1,459,912
17,294	Morgan Stanley			740,875
9,850	Northern Trust Corp.			852,813
26,752	PNC Financial Services Group, Inc. (The)			3,216,660
				17,014,852
	BEVERAGES - 2.4%
5,390	Anheuser-Busch InBev SA/NV - ADR			591,606
10,741	Constellation Brands, Inc.			1,740,794
6,099	Dr. Pepper Snapple Group, Inc.			597,214
16,304	Molson Coors Brewing Co.			1,560,456
55,884	Monster Beverage Corp. *			2,580,164
33,217	PepsiCo, Inc.			3,715,654
				10,785,888
	BIOTECHNOLOGY - 0.6%
13,602	Aduro Biotech, Inc. *			146,221
1,621	Alnylam Pharmaceuticals, Inc. *			83,076
284	Biogen, Inc. *			77,651
1,533	BlueBird Bio, Inc. *			139,350
8,905	Celgene Corp. *			1,108,049
9,720	GlycoMimetics, Inc. *			52,780
2,934	Incyte Corp. *			392,188
13,563	Karyopharm Therapeutics, Inc. *			174,149
3,500	Loxo Oncology, Inc. *			147,280
10,854	Otonomy, Inc. *			132,962
484	Regeneron Pharmaceuticals, Inc. *			187,555
10,080	Syndax Pharmaceuticals, Inc. *			138,298
				2,779,559
	BUILDING MATERIALS - 0.4%
13,505	Boise Cascade Co. *			360,584
7,983	CRH PLC - ADR			280,762
2,895	Martin Marietta Materials, Inc.			631,834
5,539	Vulcan Materials Co.			667,339
				1,940,519
	CHEMICALS - 1.3%
6,640	Cabot Corp.			397,802
11,194	Celanese Corp.			1,005,781
28,598	Dow Chemical Co. (The)			1,817,117
5,010	Monsanto Co.			567,132
14,872	PPG Industries, Inc.			1,562,750
4,613	Westlake Chemical Corp.			304,689
				5,655,271
	COMMERCIAL SERVICES - 1.7%
5,870	Automatic Data Processing, Inc.			601,029
6,371	Equifax, Inc.			871,171
3,970	FleetCor Technologies, Inc. *			601,177
25,064	Global Payments, Inc.			2,022,164
8,904	IHS Markit Ltd. *			373,523
26,721	PayPal Holdings, Inc. *			1,149,537
3,561	Total System Services, Inc.			190,371
33,131	TransUnion *			1,270,574
4,134	WEX, Inc. *			427,869
				7,507,415
	COMPUTERS - 3.0%
5,406	Accenture PLC - Cl. A			648,071
77,225	Apple, Inc.			11,094,143
4,744	Cognizant Technology Solutions Corp. - Cl. A *			282,363
25,530	Genpact Ltd.			632,123
15,708	Seagate Technology PLC			721,468
				13,378,168
	COSMETICS/PERSONAL CARE - 1.0%
113,412	Coty, Inc.			2,056,160
24,466	Estee Lauder Cos., Inc. (The)			2,074,472
				4,130,632
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
3,900	Alliance Data Systems Corp.			971,100
39,303	American Express Co.			3,109,260
4,066	Evercore Partners, Inc.			316,741
6,870	Financial Engines, Inc.			299,189
11,711	Intercontinental Exchange, Inc.			701,138
7,600	Investment Technology Group, Inc.			153,900
8,482	Legg Mason, Inc.			306,285
131,825	Santander Consumer USA Holdings, Inc. *			1,755,909
14,416	TD Ameritrade Holding Corp.			560,206
40,037	Visa, Inc. - Cl. A			3,558,088
16,354	WisdomTree Investments, Inc.			148,494
				11,880,310
	ELECTRIC - 2.2%
25,727	Avangrid, Inc.			1,099,572
18,368	Dominion Resources, Inc.			1,424,806
12,343	Edison International			982,626
10,249	Eversource Energy			602,436
25,421	Exelon Corp.			914,648
20,863	NextEra Energy, Inc.			2,678,183
21,536	PG&E Corp.			1,429,129
5,662	Pinnacle West Capital Corp.			472,098
				9,603,498
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
22,049	AMETEK, Inc.			1,192,410
1,880	SunPower Corp. *			11,468
				1,203,878
	ELECTRONICS - 0.3%
18,008	Fortive Corp.			1,084,442

	ENERGY - ALTERNATE SOURCES - 0.0% **
1,799	First Solar, Inc. *			48,753

	ENVIRONMENTAL CONTROL - 0.4%
26,470	Waste Management, Inc.			1,930,192

	FOOD - 0.7%
72,580	Hostess Brands, Inc. *			1,151,845
21,277	Post Holdings, Inc. *			1,862,163
				3,014,008
	FOREST PRODUCTS & PAPER - 0.3%
23,054	International Paper Co.			1,170,682

	GAS - 0.5%
12,823	Sempra Energy			1,416,942
13,320	UGI Corp.			658,008
				2,074,950
	HEALTHCARE-PRODUCTS - 3.6%
28,396	Abbott Laboratories			1,261,066
23,285	Baxter International, Inc.			1,207,560
6,888	Becton Dickinson and Co.			1,263,535
81,498	Boston Scientific Corp. *			2,026,855
12,290	ConforMIS, Inc. *			64,154
32,617	Danaher Corp.			2,789,732
56,848	Medtronic, Inc.			4,579,675
13,373	Stryker Corp.			1,760,555
7,432	Thermo Fisher Scientific, Inc.			1,141,555
				16,094,687
	HEALTHCARE-SERVICES - 1.5%
9,630	Cigna Corp.			1,410,699
18,054	HCA Holdings, Inc. *			1,606,625
22,742	UnitedHealth Group, Inc.			3,729,915
				6,747,239
	HOLDING COMPANY - 0.1%
48,290	Conyers Park Acquisition Corp. *			545,194

	INSURANCE - 3.5%
10,710	Allstate Corp. (The)			872,758
42,862	American International Group, Inc.			2,675,875
45,909	Assured Guaranty Ltd.			1,703,683
17,900	Athene Holding Ltd. *			894,821
5,610	Chubb Ltd.			764,363
20,819	Hartford Financial Services Group, Inc. (The)			1,000,769
55,626	Manulife Financial Corp.			986,805
31,765	Marsh & McLennan Cos., Inc.			2,347,116
19,895	MetLife, Inc.			1,050,854
13,926	Prudential Financial, Inc.			1,485,626
38,698	XL Group Ltd.			1,542,502
				15,325,172
	INTERNET - 5.1%
4,552	Alphabet, Inc. - Cl. A *			3,859,186
6,844	Amazon.com, Inc. *			6,067,480
19,042	Blucora, Inc. *			329,427
42,374	eBay, Inc.			1,422,495
11,081	Expedia, Inc.			1,398,090
29,822	Facebook, Inc. - Cl. A			4,236,215
12,700	Netflix, Inc.			1,877,187
1,310	Priceline Group, Inc. (The)			2,331,761
24,047	Wayfair, Inc.			973,663
				22,495,504
	IRON/STEEL - 0.1%
2,130	Reliance Steel & Aluminum Co.			170,443
11,492	Steel Dynamics, Inc.			399,462
				569,905
	LODGING - 0.1%
9,469	Hilton Worldwide Holdings, Inc.			553,558

	MACHINERY-DIVERSIFIED - 0.0%**
3,226	AGCO Corp.			194,141

	MEDIA - 2.2%
9,088	Charter Communications, Inc. *			2,974,684
90,882	Comcast Corp.			3,416,254
16,900	Liberty Media Corp-Liberty Formula One *			577,135
47,866	Twenty-First Century Fox, Inc.			1,550,380
26,653	Viacom, Inc.			1,242,563
				9,761,016
	MINING - 0.0% **
13,882	Freeport-McMoRan, Inc.*			185,464

	MISCELLANEOUS MANUFACTURING - 1.4%
20,039	Eaton Corp. PLC			1,485,892
27,800	General Electric Co.			828,440
17,676	Illinois Tool Works, Inc.			2,341,540
22,487	Pentair PLC			1,411,734
				6,067,606
	OIL & GAS - 2.5%
20,774	Antero Resources Corp. *			473,855
14,314	Callon Petroleum Co. *			188,372
5,604	Chevron Corp.			601,701
195,662	Cobalt International Energy, Inc. *			104,366
7,146	Diamondback Energy, Inc. *			741,147
55,356	Extraction Oil & Gas, Inc. *			1,026,854
4,054	Exxon Mobil Corp.			332,469
81,547	Newfield Exploration Co. *			3,009,900
18,271	Parsley Energy, Inc. *			593,990
8,951	PDC Energy, Inc. *			558,095
11,736	Pioneer Natural Resources Co.			2,185,595
69,788	QEP Resources, Inc. *			887,005
19,763	Rice Energy, Inc. *			468,383
				11,171,732
	OIL & GAS SERVICES - 0.5%
26,061	Baker Hughes, Inc.			1,558,969
19,416	Helix Energy Solutions Group, Inc. *			150,862
11,291	NOW, Inc. *			191,495
19,850	Tesco Corp. *			159,793
				2,061,119
	PACKAGING & CONTAINERS - 0.4%
11,800	Ardagh Group SA *			259,128
18,561	Ball Corp.			1,378,340
14,152	Owens-Illinois, Inc. *			288,418
				1,925,886
	PHARMACEUTICALS - 3.7%
4,933	Aerie Pharmaceuticals, Inc. *			223,712
8,431	Aimmune Therapeutics, Inc. *			183,206
8,922	Allergan PLC			2,131,644
35,739	AstraZeneca PLC - ADR			1,112,912
46,905	Bristol-Myers Squibb Co.			2,550,694
3,100	Calithera Biosciences, Inc. *			35,805
9,093	Cardinal Health, Inc.			741,534
26,480	Eli Lilly & Co.			2,227,233
12,183	Herbalife Ltd. *			708,320
14,966	Ironwood Pharmaceuticals, Inc. - Cl. A *			255,320
16,060	Johnson & Johnson			2,000,273
1,400	Jounce Therapeutics, Inc. *			30,786
16,218	McKesson Corp.			2,404,481
25,853	Mylan NV *			1,008,008
7,080	MyoKardia, Inc. *			93,102
5,181	Ra Pharmaceuticals, Inc. *			110,303
2,284	TESARO, Inc. *			351,439
8,141	Teva Pharmaceutical Industries Ltd. - ADR			261,245
15,851	Trevena, Inc. *			58,173
				16,488,190
	PIPELINES - 0.6%
6,200	Enbridge, Inc.			259,408
66,260	Kinder Morgan, Inc.			1,440,492
5,786	ONEOK, Inc.			320,776
12,060	TransCanada Corp.			556,569
				2,577,245
	REAL ESTATE INVESTMENT TRUSTS - 2.4%
10,060	Alexandria Real Estate Equities, Inc.			1,111,831
25,782	American Tower Corp.			3,133,544
25,129	Apartment Investment & Management Co.			1,114,471
15,675	Crown Castle International Corp.			1,480,504
2,438	Equinix, Inc.			976,102
33,800	Invitation Homes, Inc. *			737,854
19,151	Outfront Media, Inc.			508,459
13,708	Park Hotels & Resorts, Inc.			351,884
11,533	Prologis, Inc.			598,332
4,492	Simon Property Group, Inc.			772,759
				10,785,740
	RETAIL - 1.9%
14,722	Advance Auto Parts, Inc.			2,182,684
15,458	Costco Wholesale Corp.			2,592,152
3,760	L Brands, Inc.			177,096
4,483	O'Reilly Automotive, Inc. *			1,209,693
13,287	TJX Cos., Inc. (The)			1,050,736
15,103	Walgreens Boots Alliance, Inc.			1,254,304
300	Wingstop, Inc.			8,484
				8,475,149
	SEMICONDUCTORS - 1.7%
20,359	Analog Devices, Inc.			1,668,420
11,817	Broadcom Ltd.			2,587,450
29,797	Microchip Technology, Inc.			2,198,423
35,318	Micron Technology, Inc. *			1,020,690
				7,474,983
	SOFTWARE - 2.3%
5,927	Adobe Systems, Inc. *			771,281
4,145	Akamai Technologies, Inc. *			247,457
12,610	Atlassian Corp PLC			377,670
11,347	Electronic Arts, Inc. *			1,015,783
3,510	Envestnet, Inc. *			113,373
3,145	Guidewire Software, Inc. *			177,158
5,739	HubSpot, Inc. *			347,496
65,073	Microsoft Corp.			4,285,708
12,920	Salesforce.com, Inc. *			1,065,771
6,134	ServiceNow, Inc. *			536,541
4,416	Splunk, Inc. *			275,073
9,216	SS&C Technologies Holdings, Inc.			326,246
8,588	Workday, Inc. *			715,209
				10,254,766
	TELECOMMUNICATIONS - 1.0%
19,438	Arista Networks, Inc. *			2,571,064
51,763	Cisco Systems, Inc.			1,749,589
				4,320,653
	TEXTILES - 0.3%
5,168	Mohawk Industries, Inc. *			1,186,004

	TRANSPORTATION - 0.7%
11,975	CSX Corp.			557,436
5,073	FedEx Corp.			989,996
4,843	Genesee & Wyoming, Inc. *			328,646
2,299	JB Hunt Transport Services, Inc.			210,910
811	Kansas City Southern			69,551
780	Kirby Corp. *			55,029
12,878	Knight Transportation, Inc.			403,725
9,881	XPO Logistics, Inc. *			473,201
				3,088,494

	TOTAL COMMON STOCKS (Cost - $230,039,485)			272,168,215

	PREFERRED STOCK - 0.0% **
3,000	Verizon Communications, Inc. * (Cost - $75,000)			79,290

	EXCHANGE TRADED FUND - 1.5%
	EQUITY FUND - 1.5%
27,479	SPDR S&P 500 ETF Trust (Cost - $5,504,096)			6,477,899

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 3.6%
100,000	Ally Master Owner Trust	1.600	10/15/2019	100,095
90,000	AmeriCredit Automobile Receivables Trust	1.510	5/18/2020	89,951
32,456	AmeriCredit Automobile Receivables Trust 2013-5	1.520	1/8/2019	32,459
84,868	AmeriCredit Automobile Receivables Trust 2014-1	1.680	7/8/2019	84,926
120,000	AmeriCredit Automobile Receivables Trust 2014-1	2.150	3/9/2020	120,488
145,000	AmeriCredit Automobile Receivables Trust 2014-2	1.600	7/8/2019	145,130
250,000	Apidos CLO XXI (a)^	2.454	7/18/2027	252,202
350,000	Apidos CLO XXII (a)^	3.080	10/20/2027	351,867
300,000	Atrium XII (a)^	3.291	10/22/2026	300,991
320,000	Avery Point IV CLO Ltd. (a)^		4/25/2026	320,000
300,000	Babson CLO Ltd. 2013-I (a)^	2.256	4/20/2025	300,239
270,000	Babson CLO Ltd. 2015-I (a)^	2.586	4/20/2027	270,724
300,000	Ballyrock CLO 2016-1 Ltd. (a)^	2.406	10/15/2028	303,360
200,000	Bayview Opportunity Master Fund IVa Trust 2017-SPL1 (a)^	4.000	10/28/2064	206,771
325,000	BlueMountain CLO 2015-3 Ltd. (a)^	2.510	10/20/2027	326,113
225,000	Capital Auto Receivables Asset Trust 2015-3	1.720	1/22/2019	225,301
385,000	CARDS II Trust (a)^	1.612	7/15/2021	386,808
495,000	Carlyle Global Market Strategies CLO 2014-5 Ltd. (a)^		10/16/2025	495,000
225,000	CarMax Auto Owner Trust 2013-4	1.710	7/15/2019	225,386
100,000	CarMax Auto Owner Trust 2013-4	1.950	9/16/2019	100,335
150,000	Cent CLO 20 Ltd. (a)^	2.518	1/25/2026	150,013
250,000	Cent CLO 21 Ltd. (a)^		7/27/2026	249,744
250,000	Cent CLO 23 Ltd. (a)^	2.648	4/17/2026	250,173
430,000	Chesapeake Funding II LLC (a)^	1.994	6/15/2028	432,114
100,000	Chrysler Capital Auto Receivables Trust 2013-A (a)	1.830	3/15/2019	100,055
80,000	Chrysler Capital Auto Receivables Trust 2013-B (a)	1.780	6/17/2019	80,052
325,000	Chrysler Capital Auto Receivables Trust 2014-B (a)	1.760	12/16/2019	325,628
90,000	Chrysler Capital Auto Receivables Trust 2015-A (a)	1.550	2/18/2020	89,943
350,000	CIFC Funding 2014-II Ltd. (a)^	2.235	5/24/2026	350,114
250,000	CNH Equipment Trust 2015-C	1.660	11/16/2020	250,055
73,500	DB Master Finance LLC 2015-1 (a)	3.262	2/20/2045	73,858
498	Drive Auto Receivables Trust 2015-B (a)	2.120	6/17/2019	498
250,000	Drive Auto Receivables Trust 2017-A (a)	1.480	3/15/2019	249,922
265,000	Dryden 41 Senior Loan Fund (a)++	3.172	1/15/2028	265,931
450,000	Evergreen Credit Card Trust Series 2016-1 (a)^	1.714	4/15/2020	452,011
17,743	Exeter Automobile Receivables Trust 2015-2 (a)	1.540	11/15/2019	17,739
135,000	First Investors Auto Owner Trust 2014-1 (a)	1.490	1/15/2020	135,197
48,120	First Investors Auto Owner Trust 2014-1 (a)	2.260	1/15/2020	48,111
56,219	First Investors Auto Owner Trust 2014-3 (a)	1.670	11/16/2020	56,181
55,000	First Investors Auto Owner Trust 2014-3 (a)	2.390	11/16/2020	54,858
91,485	First Investors Auto Owner Trust 2017-1 (a)	1.690	4/15/2021	91,427
10,000	Ford Credit Auto Owner Trust 2013-A	1.360	10/15/2018	10,000
100,000	Ford Credit Auto Owner Trust 2014-A	1.900	9/15/2019	100,242
145,000	Ford Credit Floorplan Master Owner Trust A	1.770	8/15/2020	145,104
100,000	Ford Credit Floorplan Master Owner Trust A	2.310	2/15/2021	100,483
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.090	3/15/2022	99,902
275,000	Galaxy XIX CLO Ltd. (a)^	2.593	1/24/2027	275,227
175,000	GreatAmerica Leasing Receivables Funding LLC Series 2017-1 (a)	2.360	1/20/2023	174,462
300,000	Highbridge Loan Management 6-2015 Ltd. (a)++	2.484	5/5/2027	301,148
69,835	Hyundai Auto Receivables Trust 2013-A	1.130	9/17/2018	69,828
60,000	Hyundai Auto Receivables Trust 2013-B	1.450	2/15/2019	60,019
91,000	Hyundai Auto Receivables Trust 2013-B	1.710	2/15/2019	91,106
167,000	Hyundai Auto Receivables Trust 2014-B	2.100	11/15/2019	167,186
300,000	Madison Park Funding XI Ltd. (a)^	2.321	10/23/2025	300,167
250,000	Madison Park Funding XV Ltd. (a)^	2.542	1/27/2026	249,276
164,142	MMAF Equipment Finance LLC 2016-A (a)	1.390	12/17/2018	164,128
140,000	MMAF Equipment Finance LLC 2016-A (a)	2.210	12/15/2032	138,556
112,237	NYCTL 2016-A Trust (a)	1.470	11/10/2029	111,458
300,000	Octagon Investment Partners XVI Ltd. (a)++	2.278	7/17/2025	299,744
100,000	OneMain Financial Issuance Trusts 2016-1A (a)	3.660	2/20/2029	101,363
170,000	OneMain Financial Issuance Trusts 2016-2 (a)	4.100	3/20/2028	174,141
100,000	Prestige Auto Receivables Trust 2014-1 (a)	1.910	4/15/2020	100,055
155,182	Santander Drive Auto Receivables Trust 2012-5	0.000	9/17/2018	155,262
45,000	Santander Drive Auto Receivables Trust 2013-2	2.570	3/15/2019	45,240
235,049	Santander Drive Auto Receivables Trust 2013-5	2.250	6/17/2019	235,741
66,647	Santander Drive Auto Receivables Trust 2014-1	2.360	4/15/2020	66,863
7,845	Santander Drive Auto Receivables Trust 2014-4	1.820	5/15/2019	7,847
58,451	Santander Drive Auto Receivables Trust 2015-1	1.970	11/15/2019	58,538
275,000	Securitized Term Auto Receivables Trust 2016-1 (a)	1.524	3/25/2020	273,523
325,000	Shackleton 2015-VIII CLO Ltd. (a)^	2.540	10/20/2027	325,317
325,000	Sound Point Clo XII Ltd. (a)^	2.690	10/20/2028	328,070
165,000	Springleaf Funding Trust 2015-A (a)	3.160	11/15/2024	166,536
190,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3 (a)	2.920	7/15/2047	190,186
305,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T1 (a)	2.530	11/16/2048	303,764
181,695	Towd Point Mortgage Trust 2016-3 (a)^	2.250	4/25/2056	179,924
295,622	Towd Point Mortgage Trust 2017-1 (a)^	2.750	10/25/2056	295,344
620,000	Trillium Credit Card Trust II (a)^	1.702	5/26/2021	622,762
105,000	Volvo Financial Equipment LLC Series 2017-1 (a)	1.920	3/15/2021	105,112
250,000	Voya CLO 2014-2 Ltd. (a)^	2.473	7/17/2026	250,011
300,000	Webster Park CLO Ltd. A-2 (a)^	3.280	1/20/2027	301,556
105,000	Westlake Automobile Receivables Trust 2015-2 (a)	1.830	1/15/2021	105,024
117,026	Westlake Automobile Receivables Trust 2016-2 (a)	1.570	6/17/2019	117,026
200,000	Westlake Automobile Receivables Trust 2017-1 (a)	1.780	4/15/2020	200,121
	TOTAL ASSET BACKED SECURITIES (Cost - $15,872,134)			15,929,132

	CORPORATE BONDS - 11.1%
	ADVERTISING - 0.0% **
140,000	Omnicom Group, Inc.	3.600	4/15/2026	139,929

	AEROSPACE/DEFENSE - 0.2%
100,000	BAE Systems Holdings, Inc. (a)	3.850	12/15/2025	102,618
50,000	Lockheed Martin Corp.	2.500	11/23/2020	50,345
147,000	Lockheed Martin Corp.	4.070	12/15/2042	144,304
30,000	Lockheed Martin Corp.	4.500	5/15/2036	31,861
75,000	Lockheed Martin Corp.	4.700	5/15/2046	81,237
50,000	Lockheed Martin Corp.	4.850	9/15/2041	54,339
125,000	Lockheed Martin Corp.	6.150	9/1/2036	157,631
				622,335
	AGRICULTURE - 0.2%
230,000	BAT International Finance PLC (a)	2.750	6/15/2020	231,981
20,000	BAT International Finance PLC (a)	3.500	6/15/2022	20,400
216,000	Cargill, Inc. (a)	4.760	11/23/2045	234,934
475,000	Imperial Brands Finance PLC (a)	3.750	7/21/2022	487,848
				975,163
	AUTO MANUFACTURERS - 0.3%
105,000	Ford Motor Credit Co.	4.346	12/8/2026	107,071
475,000	Ford Motor Credit Co. LLC	3.096	5/4/2023	463,435
100,000	Ford Motor Credit Co. LLC	6.625	8/15/2017	101,824
600,000	General Motors Financial Co., Inc.	3.700	5/9/2023	602,262
100,000	Nissan Motor Acceptance Corp. (a)	2.650	9/26/2018	101,006
				1,375,598
	BANKS - 2.7%
135,000	Bank of America Corp.	2.250	4/21/2020	134,642
640,000	Bank of America Corp.	2.625	10/19/2020	643,429
160,000	Bank of America Corp.	4.200	8/26/2024	162,931
380,000	Bank of New York Mellon Corp. (The)^	2.089	10/30/2023	388,694
300,000	Banque Federative du Credit Mutuel SA (a)	2.750	10/15/2020	300,297
100,000	Barclays Bank PLC	5.140	10/14/2020	106,981
405,000	Barclays PLC	3.200	8/10/2021	405,239
150,000	BB&T Corp.	2.450	1/15/2020	151,531
50,000	BNP Paribas SA	2.375	9/14/2012	50,148
285,000	BNP Paribas SA (a)	3.800	1/10/2024	283,611
400,000	BPCE SA (a)	5.150	1/21/2024	410,822
105,000	Capital One Financial Corp.	4.200	10/29/2025	105,419
70,000	Citigroup, Inc.	3.300	4/27/2025	68,563
300,000	Citigroup, Inc.	3.500	5/14/2023	302,179
50,000	Citigroup, Inc.	4.050	9/30/2022	52,069
55,000	Citigroup, Inc.	5.500	9/13/2025	60,129
185,000	Citizens Financial Group, Inc.	4.300	12/3/2025	190,674
200,000	Credit Agricole SA (a)	4.375	3/17/2025	198,547
50,000	Credit Suisse AG	5.400	1/14/2020	53,649
285,000	Credit Suisse Group AG (a)	3.574	1/9/2023	284,549
395,000	Credit Suisse Group Funding Guernsey Ltd.	3.800	9/15/2022	400,375
250,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	6/10/2020	251,387
345,000	Deutsche Bank AG (a)	4.250	10/14/2021	353,882
525,000	Discover Bank	3.100	6/4/2020	535,561
300,000	Fifth Third Bank	2.150	8/20/2018	301,756
130,000	Goldman Sachs Group, Inc. (The)	2.625	4/25/2021	129,644
200,000	Goldman Sachs Group, Inc. (The)	3.500	1/23/2025	199,230
85,000	Goldman Sachs Group, Inc. (The)	4.750	10/21/2045	89,551
55,000	Goldman Sachs Group, Inc. (The)	4.800	7/8/2044	58,079
50,000	Goldman Sachs Group, Inc. (The)	6.750	10/3/2037	61,697
305,000	HSBC Holdings PLC	3.400	3/8/2021	311,930
200,000	HSBC Holdings PLC	3.600	5/25/2023	203,229
60,000	HSBC Holdings PLC	4.000	3/30/2022	62,840
200,000	HSBC Holdings PLC ^	4.041	3/13/2028	202,164
250,000	Huntington Bancshares, Inc.	3.150	3/14/2021	254,323
250,000	Huntington National Bank	2.400	2/26/2020	250,412
200,000	ING Groep NV	3.950	3/29/2027	200,473
400,000	JPMorgan Chase & Co.	2.950	10/1/2026	380,306
70,000	Morgan Stanley	3.125	7/25/2026	66,813
300,000	Morgan Stanley	3.625	1/20/2027	297,809
110,000	Morgan Stanley	3.875	4/28/2024	113,205
455,000	Morgan Stanley	4.350	9/8/2026	466,045
400,000	PNC Bank NA	2.600	7/21/2020	403,838
50,000	PNC Financial Services Group, Inc. (The)	3.900	4/28/2024	51,864
400,000	Santander Holdings USA, Inc.	2.700	5/26/2019	401,893
120,000	Santander Holdings USA, Inc.	2.650	4/17/2020	119,442
300,000	Santander UK PLC	2.000	8/24/2018	300,630
300,000	Santander UK PLC (a)	5.000	11/7/2023	312,588
200,000	Skandinaviska Enskilda Banken AB (a)	2.450	5/27/2020	200,690
350,000	State Street Corp.	3.550	8/18/2025	359,686
250,000	UBS Group Funding Jersey Ltd. (a)	2.950	9/24/2020	251,666
225,000	UBS Group Funding Jersey Ltd. (a)	3.000	4/15/2021	225,390
150,000	Wells Fargo & Co.	3.000	2/19/2025	146,255
35,000	Wells Fargo & Co.	4.100	6/3/2026	35,735
270,000	Wells Fargo & Co.	4.750	12/8/2046	275,837
				12,630,328
	BEVERAGES - 0.2%
260,000	Anheuser-Busch InBev Finance, Inc.	3.650	1/25/2026	262,912
300,000	Anheuser-Busch InBev Finance, Inc.	4.700	1/25/2036	317,388
70,000	Anheuser-Busch InBev Finance, Inc.	4.900	1/25/2046	75,651
55,000	Anheuser-Busch InBev Worldwide, Inc.	3.750	7/15/2042	50,370
				706,321
	BIOTECHNOLOGY - 0.2%
25,000	Amgen, Inc.	4.563	6/15/2048	24,829
130,000	Biogen, Inc.	2.900	9/15/2020	132,322
70,000	Celgene Corp.	3.550	8/15/2022	72,108
375,000	Celgene Corp.	3.625	5/15/2024	379,582
90,000	Gilead Sciences, Inc.	2.550	9/1/2020	90,969
				699,810
	CHEMICALS - 0.1%
300,000	Agrium, Inc.	3.150	10/1/2022	300,812
55,000	Agrium, Inc.	7.125	5/23/2036	70,511
150,000	LYB International Finance BV	4.875	3/15/2044	155,384
40,000	Monsanto Co.	3.375	7/15/2024	40,128
				566,835
	COMMERCIAL SERVICES - 0.2%
500,000	ERAC USA Finance, LLC (a)	3.300	10/15/2022	503,245
355,000	Total System Services, Inc.	3.800	4/1/2021	367,258
				870,503
	COMPUTERS - 0.1%
15,000	Apple, Inc.	2.450	8/4/2026	14,189
120,000	Apple, Inc.	3.000	2/9/2024	121,031
105,000	Apple, Inc.	3.250	2/23/2026	106,070
				241,290
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
50,000	American Express Co.	1.550	5/22/2018	49,935
120,000	GTP Acquisition Partners I LLC (a)	2.350	6/15/2020	118,462
285,000	LeasePlan Corp NV (a)	2.875	1/22/2019	286,215
350,000	Private Export Funding Corp.	3.250	6/15/2025	360,394
155,000	Synchrony Financial	2.600	1/15/2019	156,211
15,000	Synchrony Financial	2.700	2/3/2020	15,060
205,000	Synchrony Financial	3.750	8/15/2021	211,224
				1,197,501
	ELECTRIC - 1.0%
200,000	Appalachian Power Co.	3.400	6/1/2025	202,201
150,000	Berkshire Hathaway Energy Co.	4.500	2/1/2045	156,023
60,000	Consolidated Edison Co. of New York, Inc.	4.625	12/1/2054	63,841
160,000	Dominion Resources, Inc. #	2.962	7/1/2019	162,273
230,000	Dominion Resources, Inc. #	4.104	4/1/2021	239,894
175,000	Duke Energy Carolinas LLC	6.100	6/1/2037	217,045
70,000	Duke Energy Corp.	2.650	9/1/2026	65,220
225,000	Duke Energy Corp.	3.750	4/15/2024	231,423
55,000	Emera US Finance LP	2.700	6/15/2021	54,688
190,000	Entergy Corp.	2.950	9/1/2026	180,138
10,000	Eversource Energy	3.150	1/15/2025	9,949
265,000	Fortis, Inc. (a)	3.055	10/4/2026	247,890
175,000	Georgia Power Co.	5.950	2/1/2039	203,864
450,000	NextEra Energy Capital Holdings, Inc.	2.056	9/1/2017	451,450
51,000	Oncor Electric Delivery Co. LLC	2.950	4/1/2025	50,518
160,000	Oncor Electric Delivery Co. LLC	4.100	6/1/2022	170,477
75,000	Pacific Gas & Electric Co.	3.400	8/15/2024	76,362
50,000	PPL Capital Funding, Inc.	3.500	12/1/2022	51,136
311,000	SCANA Corp.	4.125	2/1/2022	315,192
255,000	SCANA Corp.	4.750	5/15/2021	266,338
300,000	SCANA Corp.	6.250	4/1/2020	327,651
150,000	South Carolina Electric & Gas Co.	5.100	6/1/2065	155,240
15,000	South Carolina Electric & Gas Co.	6.050	1/15/2038	17,559
225,000	Southern Co. (The)	2.750	6/15/2020	226,912
290,000	Southern Co. (The)	2.950	7/1/2023	282,286
				4,425,570
	ELECTRONICS - 0.1%
440,000	Keysight Technologies, Inc.	4.600	4/6/2027	443,191

	ENGINEERING & CONSTRUCTION - 0.1%
50,000	SBA Tower Trust (a)	2.898	10/15/2019	50,333
255,000	SBA Tower Trust (a)	3.156	10/15/2020	256,346
				306,679
	FOOD - 0.3%
105,000	Kraft Heinz Foods Co.	3.000	6/1/2026	98,673
165,000	Kraft Heinz Foods Co.	3.500	7/15/2022	168,591
175,000	Kraft Heinz Foods Co.	4.375	6/1/2046	164,220
375,000	Kroger Co. (The)	2.950	11/1/2021	377,276
125,000	Kroger Co. (The)	4.450	2/1/2047	122,588
240,000	Sigma Alimentos SA de CV (a)	4.125	5/2/2026	234,600
15,000	Tyson Foods, Inc.	2.650	8/15/2019	15,165
				1,181,113
	GAS - 0.2%
125,000	Dominion Gas Holdings LLC	3.600	12/15/2024	126,349
275,000	KeySpan Gas East Corp. (a)	2.742	8/15/2026	262,864
450,000	NiSource Finance Corp.	6.400	3/15/2018	469,350
				858,563
	HEALTHCARE-PRODUCTS - 0.1%
325,000	Boston Scientific Corp.	3.375	5/15/2022	331,138
205,000	Medtronic, Inc.	3.500	3/15/2025	209,765
75,000	Medtronic, Inc.	4.375	3/15/2035	78,624
				619,527
	HEALTHCARE-SERVICES - 0.4%
210,000	Aetna, Inc.	2.800	6/15/2023	208,284
75,000	Anthem, Inc.	3.500	8/15/2024	75,470
150,000	Anthem, Inc.	4.650	8/15/2044	152,263
100,000	Catholic Health Initiatives	2.950	11/1/2022	96,699
120,000	Catholic Health Initiatives	4.350	11/1/2042	102,309
100,000	City of Hope	5.623	11/15/2043	118,544
25,000	Dignity Health	3.812	11/1/2024	25,099
295,000	Kaiser Foundation Hospitals	3.500	4/1/2022	304,997
30,000	Memorial Sloan-Kettering Cancer Center	4.200	7/1/2055	29,725
50,000	Memorial Sloan-Kettering Cancer Center	5.000	7/1/2042	56,625
300,000	United Health Group, Inc.	2.875	3/15/2023	300,883
45,000	United Health Group, Inc.	3.350	7/15/2022	46,558
75,000	United Health Group, Inc.	3.750	7/15/2025	78,324
				1,595,780
	INSURANCE - 0.3%
50,000	American International Group, Inc.	4.875	6/1/2022	54,120
190,000	Berkshire Hathaway, Inc.	2.750	3/15/2023	190,047
50,000	Chubb INA Holdings, Inc.	2.300	11/3/2020	50,180
75,000	Chubb INA Holdings, Inc.	3.350	5/15/2024	76,579
250,000	Hartford Financial Services Group, Inc. (The)	5.500	3/30/2020	272,053
275,000	Jackson National Life Global Funding (a)	3.250	1/30/2024	276,513
150,000	Principal Financial Group, Inc.	3.400	5/15/2025	149,569
125,000	Teachers Insurance & Annuity Association of America (a)	4.900	9/15/2044	135,180
290,000	Trinity Acquisition PLC	4.400	3/15/2026	297,256
				1,501,497
	INTERNET - 0.2%
400,000	Alibaba Group Holding Ltd.	2.500	11/28/2019	401,892
265,000	Amazon.com, Inc.	4.800	12/5/2034	293,438
				695,330
	LODGING - 0.1%
325,000	Marriott International, Inc.	2.300	1/15/2022	317,686
225,000	Marriott International, Inc.	2.875	3/1/2021	227,487
				545,173
	MACHINERY - CONSTRUCTION AND MINING - 0.0% **
45,000	Caterpillar, Inc.	4.300	5/15/2044	45,833

	MEDIA - 0.3%
50,000	21st Century Fox America, Inc.	3.700	9/15/2024	51,123
175,000	Charter Communications Operating LLC	4.464	7/23/2022	184,543
60,000	Charter Communications Operating LLC	6.484	10/23/2045	69,080
100,000	Comcast Corp.	6.400	3/1/2040	128,274
275,000	Cox Communications, Inc. (a)	4.800	2/1/2035	258,932
100,000	NBCUniversal Media, LLC	2.875	1/15/2023	100,276
250,000	Sky PLC (a)	3.750	9/16/2024	252,517
275,000	Time Warner, Inc.	4.875	3/15/2020	295,012
50,000	Viacom, Inc.	4.250	9/1/2023	51,485
				1,391,242
	MISCELLANEOUS MANUFACTURING - 0.2%
180,000	General Electric Co.	6.875	1/10/2039	255,603
10,000	Parker-Hannifin Corp.	4.450	11/21/2044	10,556
225,000	Pentair Finance SA	2.900	9/15/2018	227,273
50,000	Pentair Finance SA	3.150	9/15/2022	49,651
250,000	Siemens Financieringsmaatschappij NV (a)	2.900	5/27/2022	251,921
				795,004
	OIL & GAS - 0.8%
240,000	Anadarko Petroleum Corp.	4.850	3/15/2021	256,741
200,000	BG Energy Capital PLC (a)	4.000	10/15/2021	211,698
105,000	BP Capital Markets PLC	3.245	5/6/2022	107,256
105,000	ConocoPhillips Co.	2.875	11/15/2021	105,893
105,000	ConocoPhillips Co.	3.350	5/15/2025	105,391
20,000	ConocoPhillips Co.	4.950	3/15/2026	22,198
30,000	ConocoPhillips Co.	5.750	2/1/2019	32,110
15,000	ConocoPhillips Co.	6.000	1/15/2020	16,564
325,000	Devon Energy Corp.	3.250	5/15/2022	321,956
130,000	Marathon Oil Corp.	2.700	6/1/2020	129,086
50,000	Marathon Oil Corp.	5.900	3/15/2018	51,759
170,000	Noble Energy, Inc.	4.150	12/15/2021	178,373
775,000	Petroleos Mexicanos	5.500	1/21/2021	820,337
175,000	Petroleos Mexicanos	6.750	9/21/2047	177,520
95,000	Petroleos Mexicanos (a)	5.375	3/13/2022	99,512
170,000	Phillips 66	4.875	11/15/2044	170,723
225,000	Pioneer Natural Resources Co.	7.500	1/15/2020	254,673
75,000	Shell International Finance BV	2.875	5/10/2026	72,928
180,000	Shell International Finance BV	4.125	5/11/2035	181,371
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.500	4/28/2020	228,965
125,000	Suncor Energy, Inc.	6.100	6/1/2018	131,568
				3,676,622
	OIL & GAS SERVICES - 0.0% **
110,000	Schlumberger Holdings Corp. (a)	3.000	12/21/2020	112,478

	PHARMACEUTICALS - 0.7%
375,000	AbbVie, Inc.	1.800	5/14/2018	375,422
50,000	AbbVie, Inc.	3.200	11/6/2022	50,563
85,000	Actavis Funding SCS	3.000	3/12/2020	86,451
20,000	Actavis Funding SCS	3.450	3/15/2022	20,422
50,000	Actavis Funding SCS	3.850	6/15/2024	50,992
355,000	Actavis Funding SCS	4.550	3/15/2035	355,965
275,000	Bayer US Finance LLC (a)	2.375	10/8/2019	276,888
170,000	Cardinal Health, Inc.	3.200	3/15/2023	171,980
35,000	Cardinal Health, Inc.	4.500	11/15/2044	34,668
95,000	EMD Finance LLC (a)	2.950	3/19/2022	95,266
135,000	EMD Finance LLC (a)	3.250	3/19/2025	133,408
100,000	Forest Laboratories LLC (a)	5.000	12/15/2021	108,363
150,000	Merck & Co., Inc.	2.750	2/10/2025	148,078
220,000	Mylan NV	3.000	12/15/2018	222,553
123,000	Teva Pharmaceutical Finance Co BV	3.650	11/10/2021	124,981
750,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	712,357
145,000	Teva Pharmaceutical Finance Netherlands III BV	4.100	10/1/2046	124,902
				3,093,259
	PIPELINES - 0.4%
65,000	Columbia Pipeline Group, Inc.	2.450	6/1/2018	65,310
175,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	183,346
120,000	Energy Transfer Partners LP	3.600	2/1/2023	119,274
90,000	Energy Transfer Partners LP	7.600	2/1/2024	102,673
95,000	Enterprise Products Operating LLC	3.950	2/15/2027	96,868
130,000	Enterprise Products Operating LLC	5.100	2/15/2045	135,781
100,000	Phillips 66 Partners LP	3.605	2/15/2025	97,381
30,000	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500	11/1/2023	30,784
75,000	Sunoco Logistics Partners Operations LP	3.450	1/15/2023	73,949
195,000	Sunoco Logistics Partners Operations LP	4.400	4/1/2021	205,208
131,000	TransCanada PipeLines Ltd.	4.875	1/15/2026	145,238
255,000	Transcanada Trust ++	5.300	3/15/2077	251,972
200,000	Western Gas Partners LP	4.000	7/1/2022	205,387
				1,713,171
	REAL ESTATE INVESTMENT TRUSTS - 0.4%
300,000	American Tower Corp.	3.450	9/15/2021	305,411
86,000	American Tower Corp.	5.000	2/15/2024	92,875
50,000	AvalonBay Communities, Inc.	2.950	9/15/2022	50,135
140,000	Crown Castle International Corp.	3.700	6/15/2026	137,388
150,000	DDR Corp.	4.625	7/15/2022	157,374
75,000	HCP, Inc.	3.875	8/15/2024	75,419
200,000	HCP, Inc.	4.000	6/1/2025	200,594
260,000	Scentre Group Trust 1/Scentre Group Trust 2 (a)	2.375	11/5/2019	260,821
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.250	10/5/2020	280,292
				1,560,309
	RETAIL - 0.3%
50,000	Auto Zone, Inc.	2.875	1/15/2023	49,329
300,000	AutoZone, Inc.	3.125	7/15/2023	298,182
250,000	CVS Health Corp.	4.000	12/5/2023	262,547
55,000	CVS Health Corp.	4.875	7/20/2035	59,217
130,000	CVS Health Corp.	5.125	7/20/2045	143,429
100,000	Home Depot, Inc. (The)	2.000	6/15/2019	100,776
200,000	O'Reilly Automotive, Inc.	3.800	9/1/2022	207,614
				1,121,094
	SEMICONDUCTORS - 0.1%
480,000	Broadcom Corp / Broadcom Cayman Finance Ltd. (a)			483,538

	SOFTWARE - 0.2%
235,000	Microsoft Corp.	2.400	8/8/2026	222,350
335,000	Microsoft Corp.	2.875	2/6/2024	337,152
180,000	Microsoft Corp.	3.700	8/8/2046	168,968
225,000	Oracle Corp.	2.800	7/8/2021	229,609
				958,079
	TELECOMMUNICATIONS - 0.2%
30,000	AT&T, Inc.	3.950	1/15/2025	30,253
110,000	AT&T, Inc.	4.750	5/15/2046	102,640
20,000	AT&T, Inc.	4.500	5/15/2035	18,880
150,000	Crown Castle Towers LLC (a)	3.222	5/15/2022	151,956
225,000	Orange SA	9.000	3/1/2031	331,280
334,000	Verizon Communications, Inc.	4.522	9/15/2048	302,594
4,000	Verizon Communications, Inc. (a)	4.812	3/15/2039	3,896
				941,499
	TOYS/GAMES/HOBBIES - 0.0% **
50,000	Mattel, Inc.	2.350	5/6/2019	50,100

	TRANSPORTATION - 0.1%
260,000	FedEx Corp.	4.550	4/1/2046	259,805
225,000	FedEx Corp.	8.000	1/15/2019	248,016
89,000	Kansas City Southern	4.950	8/15/2045	89,544
				597,365
	TRUCKING & LEASING - 0.1%
150,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.200	7/15/2020	152,650
200,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.375	2/1/2022	202,938
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.875	7/11/2022	53,976
				409,564
	WHOLE LOAN COLLATERAL - 0.0% **
87,707	Mill City Mortgage Loan Trust 2016-1 (a)^	2.500	4/25/2057	88,721

	TOTAL CORPORATE BONDS (Cost $48,831,444)			49,235,914

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.0%
155,000	Banc of America Commercial Mortgage Trust 2015-UBS7	3.71	9/15/2048	160,445
205,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.46	12/10/2049	208,034
525,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.82	11/10/2048	546,898
130,000	COMM 2013-CCRE8 Mortgage Trust	3.33	6/10/2046	133,448
225,000	CSAIL 2015-C1 Commercial Mortgage Trust	3.51	4/15/2050	229,930
420,000	CSAIL 2015-C2 Commercial Mortgage Trust	3.50	6/15/2057	427,434
405,000	CSAIL 2015-C2 Commercial Mortgage Trust	3.72	8/15/2048	418,174
465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ^	2.89	5/25/2025	463,377
300,000	GS Mortgage Securities Trust 2015-GS1	3.73	11/10/2048	311,766
20,662	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19^	5.93	2/12/2049	20,643
60,729	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20^	5.79	2/12/2051	61,204
100,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.91	1/15/2049	105,064
17,902	LB-UBS Commercial Mortgage Trust 2008-C1^	6.29	4/15/2041	18,407
32,684	ML-CFC Commercial Mortgage Trust 2007-7^	5.81	6/12/2050	32,685
90,204	ML-CFC Commercial Mortgage Trust 2007-9	5.70	9/12/2049	91,033
490,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.31	4/15/2048	494,332
100,000	SFAVE Commerical Mortgage Securities Trust 2015-5AVE (a)^	4.14	1/5/2043	98,475
260,000	SG Commercial Mortgage Securities Trust 2016-C5	3.06	10/10/2048	251,562
125,000	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.84	9/15/2058	130,430
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.15	5/15/2048	249,390
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $4,500,809)			4,452,731

	MORTGAGE BACKED SECURITIES - 7.6%
	FEDERAL HOME LOAN MORTGAGE CORP. - 4.0%
200,000	Freddie Mac +	3.00	11/15/2030	205,125
1,500,000	Freddie Mac +	3.00	10/15/2046	1,486,172
525,000	Freddie Mac +	4.00	11/15/2045	549,363
175,000	Freddie Mac +	4.50	7/15/2044	187,469
50,000	Freddie Mac +	5.00	2/15/2040	54,328
50,000	Freddie Mac +	5.50	7/15/2038	55,484
25,591	Freddie Mac Gold Pool	2.50	10/1/2028	25,760
98,535	Freddie Mac Gold Pool	2.50	12/1/2031	98,683
13,492	Freddie Mac Gold Pool	3.00	9/1/2028	13,845
49,222	Freddie Mac Gold Pool	3.00	2/1/2043	48,870
2,105,247	Freddie Mac Gold Pool	3.00	9/1/2046	2,087,299
1,538,702	Freddie Mac Gold Pool	3.00	11/1/2046	1,527,851
400,901	Freddie Mac Gold Pool	3.00	12/1/2046	398,074
990,682	Freddie Mac Gold Pool	3.00	12/1/2046	982,236
3,274,380	Freddie Mac Gold Pool	3.00	12/1/2046	3,246,466
198,250	Freddie Mac Gold Pool	3.00	1/1/2047	196,560
129,649	Freddie Mac Gold Pool	3.50	11/1/2034	134,314
37,909	Freddie Mac Gold Pool	3.50	10/1/2043	38,943
3,325,737	Freddie Mac Gold Pool	3.50	12/1/2046	3,403,614
2,666,785	Freddie Mac Gold Pool	3.50	2/1/2047	2,729,881
28,515	Freddie Mac Gold Pool	4.00	8/1/2044	29,932
				17,500,269
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.4%
600,000	Fannie Mae +	2.50	11/25/2031	600,281
700,000	Fannie Mae +	3.00	12/25/2030	716,734
775,000	Fannie Mae +	3.00	6/25/2031	794,629
200,000	Fannie Mae +	3.50	2/25/2046	208,125
1,475,000	Fannie Mae +	3.50	2/25/2029	1,508,764
100,000	Fannie Mae +	4.00	8/25/2025	103,156
1,625,000	Fannie Mae +	4.00	11/25/2045	1,704,219
675,000	Fannie Mae +	4.50	8/25/2044	723,938
375,000	Fannie Mae +	5.00	8/25/2039	409,805
300,000	Fannie Mae +	5.50	7/25/2038	333,000
75,000	Fannie Mae +	6.00	8/25/2038	84,750
154,266	Fannie Mae Pool	2.47	5/1/2025	150,766
33,699	Fannie Mae Pool	2.50	4/1/2028	34,076
71,464	Fannie Mae Pool	2.50	2/1/2030	71,853
195,639	Fannie Mae Pool	2.50	6/1/2030	196,705
293,782	Fannie Mae Pool	2.50	10/1/2031	294,119
197,219	Fannie Mae Pool	2.50	12/1/2031	197,445
310,000	Fannie Mae Pool	2.68	5/1/2025	305,101
400,000	Fannie Mae Pool	2.81	7/1/2025	396,660
110,000	Fannie Mae Pool	2.99	10/1/2025	110,726
22,356	Fannie Mae Pool	3.00	10/1/2028	22,967
95,493	Fannie Mae Pool	3.00	7/1/2043	95,182
2,159,472	Fannie Mae Pool	3.00	1/1/2046	2,142,639
1,966,981	Fannie Mae Pool	3.00	10/1/2046	1,955,087
53,799	Fannie Mae Pool	3.09	10/1/2025	54,558
45,991	Fannie Mae Pool	4.00	11/1/2043	48,322
825,579	Fannie Mae Pool	4.00	1/1/2046	866,913
938,775	Fannie Mae Pool	4.00	2/1/2046	985,831
				15,116,351
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
425,000	Ginnie Mae +	4.00	12/20/2045	448,774
350,000	Ginnie Mae +	4.50	8/20/2044	373,735
50,000	Ginnie Mae +	5.00	4/15/2040	54,633
100,000	Ginnie Mae +	5.00	12/20/2040	107,156
53,613	Ginnie Mae II Pool	3.00	12/20/2042	54,311
59,792	Ginnie Mae II Pool	3.50	7/20/2043	62,216
24,182	Ginnie Mae II Pool	4.00	12/20/2044	25,587
				1,126,412

	TOTAL MORTGAGE BACKED SECURITIES (Cost - $33,939,656)			33,743,032

	MUNICIPAL SECURITIES - 1.0%
115,000	Bay Area Toll Authority	7.043	4/1/2050	166,150
90,000	Chicago O'Hare International Airport	6.395	1/1/2040	120,024
55,000	Chicago Transit Authority	6.899	12/1/2040	68,535
265,000	Chicago Transit Authority	6.899	12/1/2040	330,217
155,000	Commonwealth Financing Authority	4.014	6/1/2033	153,509
130,000	Commonwealth Financing Authority	4.144	6/1/2038	126,062
315,000	County of Sacramento CA	5.730	8/15/2023	344,071
165,000	Kansas Development Finance Authority	4.927	4/15/2045	177,227
120,000	Long Island Power Authority	3.883	9/1/2024	124,945
60,000	Los Angeles Community College District	6.600	8/1/2042	83,378
100,000	Metropolitan Transportation Authority	6.814	11/15/2040	134,556
160,000	Municipal Electric Authority of Georgia	6.637	4/1/2057	179,610
230,000	New Jersey Economic Development Authority	3.802	6/15/2018	232,914
85,000	New Jersey Economic Development Authority	3.882	6/15/2019	86,434
70,000	New York City Transitional Finance Authority Building Aid Revenue	6.828	7/15/2040	91,172
70,000	Port Authority of New York & New Jersey	4.810	10/15/2065	76,602
100,000	Port Authority of New York & New Jersey	5.647	11/1/2040	123,790
40,000	Regents of the University of California Medical Center Pooled Revenue	6.548	5/15/2048	52,384
120,000	Regents of the University of California Medical Center Pooled Revenue	6.583	5/15/2049	157,596
300,000	State of California	7.350	11/1/2039	423,276
50,000	State of California	7.550	4/1/2039	73,329
35,000	State of California	7.600	11/1/2040	52,171
930,000	State of Illinois	5.100	6/1/2033	848,551
100,000	State of Illinois	5.200	3/1/2018	102,438
35,000	University of California	3.931	5/15/2045	34,893
	TOTAL MUNICIPAL SECURITIES (Cost - $4,355,152)			4,363,834

	SOVEREIGN DEBT - 0.3%
320,000	Export-Import Bank of Korea	1.750	5/26/2019	317,942
272,000	Japan Bank for International Cooperation	2.250	2/24/2020	272,386
400,000	Mexico Government International Bond	4.150	3/28/2027	406,800
200,000	Oman Government International Bond (a)	6.500	3/8/2047	211,000
	TOTAL SOVEREIGN DEBT (Cost - $590,967)			1,208,128

	U.S. TREASURY SECURITIES - 7.8%
3,815,000	United States Treasury Bond	2.500	2/15/2045	3,427,987
530,000	United States Treasury Bond	2.500	2/15/2046	475,013
1,040,000	United States Treasury Bond	2.500	5/15/2046	931,409
545,000	United States Treasury Bond	2.875	8/15/2045	528,544
690,000	United States Treasury Bond	3.000	11/15/2044	686,847
1,580,000	United States Treasury Bond	3.375	5/15/2044	1,686,094
5,000	United States Treasury Bond	3.625	8/15/2043	5,567
5,000	United States Treasury Bond	3.750	11/15/2043	5,690
2,830,000	United States Treasury Inflation Index Note	0.375	1/15/2027	2,832,646
1,100,000	United States Treasury Note	0.625	11/30/2017	1,097,422
685,000	United States Treasury Note	0.750	12/31/2017	683,609
700,000	United States Treasury Note	0.750	3/31/2018	697,703
1,715,000	United States Treasury Note	1.250	3/31/2021	1,679,628
2,640,000	United States Treasury Note	1.375	7/31/2018	2,647,632
1,495,000	United States Treasury Note	1.375	12/31/2018	1,498,854
1,300,000	United States Treasury Note	1.375	2/28/2019	1,303,098
725,000	United States Treasury Note	1.375	9/30/2020	717,750
350,000	United States Treasury Note	1.375	9/30/2023	333,129
1,465,000	United States Treasury Note	1.500	11/30/2019	1,467,461
7,375,000	United States Treasury Note	1.500	3/31/2023	7,120,622
745,000	United States Treasury Note	1.625	6/30/2020	745,611
830,000	United States Treasury Note	1.625	5/15/2026	778,547
235,000	United States Treasury Note	1.750	12/31/2020	235,174
2,595,000	United States Treasury Note	2.000	11/30/2020	2,621,557
20,000	United States Treasury Note	2.250	11/15/2025	19,827
2,400	United States Treasury Note	2.375	8/15/2024	2,419
	TOTAL U.S. TREASURY SECURITIES (Cost - $34,858,595)			34,229,840

	SHORT-TERM INVESTMENTS - 6.9%
Shares	MONEY MARKET FUND - 6.9%
30,437,026	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.56% (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,437,026)			30,437,026

	TOTAL INVESTMENTS - 102.4% (Cost - $409,601,797)(c)			$ 452,325,041
	OTHER ASSETS LESS LIABILITIES - NET - (2.4)%			(10,556,039)
	TOTAL NET ASSETS - 100.0%			$441,769,002

+ All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
* Non-income producing security.
** Represents less than 0.01%
^ Variable rate security.
# Step coupon.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LP - Limited Partnership
REIT - Real Estate Investment Trust
(a) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2017, these securities amounted to $23,632,235 or 5.4% of net assets.
(b) Money market rate shown represents the rate at March 31, 2017.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $410,725,185 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 48,988,090
		Unrealized Depreciation:		(7,388,234)
		Net Unrealized Appreciation:		$ 41,599,856

Contracts	SHORT FUTURES CONTRACTS			Unrealized Depreciation
6	MSCI Emerging Market E-Mini Future June 2017
	(Underlying Face Amount at Value $288,420)			$ (11,670)
42	US 10 Year Future June 2017
	(Underlying Face Amount at Value $5,231,646)			(15,628)
	NET UNREALIZED DEPRECIATION OF SHORT FUTURES CONTRACTS			$ (27,298)

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 42.7%
	DEBT FUNDS - 24.8%
20	iShares 1-3 Year Credit Bond ETF		$ 2,105
41	iShares Core U.S. Aggregate Bond ETF		4,448
			6,553

	EQUITY FUNDS - 17.9%
11	iShares Core MSCI Emerging Markets ETF		526
9	iShares Core S&P 500 ETF		2,135
16	iShares MSCI EAFE Value ETF		805
4	iShares Russell 2000 ETF		550
7	iShares S&P 500 Value ETF		728
			4,744

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,860)		11,297

	VARIABLE INSURANCE TRUSTS - 56.8%
	DEBT FUNDS - 41.0%
389	American Funds Insurance Series - Bond Fund - Class I		4,243
324	BlackRock High Yield VI Fund - Class I		2,378
320	MFS Research Bond Series - Initial Shares		4,237
			10,858

	EQUITY FUNDS - 15.8%
92	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class I		1,294
31	MFS Growth Series - Initial Shares		1,313
61	MFS VIT III Mid Cap Value Portfolio - Initial Shares		522
7	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares		522
238	Oppenheimer International Growth Fund - Non-Service Shares		530
			4,181

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $14,876)		15,039

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
142	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $142)		142

	TOTAL INVESTMENTS - 100.0% (Cost - $25,878)(b)		$ 26,478
	OTHER ASSETS LESS LIABILITIES -NET - (0.0)% *		(6)
	TOTAL NET ASSETS - 100.0%		$ 26,472

*	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,883
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 815
		Unrealized Depreciation:	(220)
		Net Unrealized Appreciation:	$ 595

Global Atlantic Wilshire Dynamic Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 56.2%
	DEBT FUNDS - 25.2%
18	iShares 1-3 Year Credit Bond ETF		$ 1,894
30	iShares Core U.S. Aggregate Bond ETF		3,255
31	iShares International Aggregate Bond Fund		1,606
			6,755

	EQUITY FUNDS - 31.0%
23	iShares Core MSCI EAFE ETF		1,333
22	iShares Core MSCI Emerging Markets ETF		1,051
7	iShares Core S&P 500 ETF		1,661
21	iShares Global REIT ETF		532
42	iShares MSCI EAFE Value ETF		2,113
4	iShares Russell 2000 ETF		550
10	iShares S&P 500 Value ETF		1,040
			8,280

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,369)		15,035

	VARIABLE INSURANCE TRUSTS - 43.2%
	DEBT FUNDS - 23.0%
131	American Funds Insurance Series - Bond Fund - Class I		1,433
313	BlackRock High Yield VI Fund - Class I		2,296
64	MFS Research Bond Series - Initial Shares		848
143	PIMCO Variable Insurance Trust - Foreign Bond Portfolio U.S. Dollar Hedged - Institutional Class		1,580
			6,157

	EQUITY FUNDS - 20.2%
78	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		1,097
24	MFS Growth Series - Initial Shares		1,019
53	MFS VIT III Mid Cap Value Portfolio - Initial Shares		451
6	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares		492
1,050	Oppenheimer International Growth Fund - Non-Service Shares		2,340
			5,399

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $11,297)		11,556

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
153	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $153)		153

	TOTAL INVESTMENTS - 100.0% (Cost - $25,819)(b)		$ 26,744
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%*		(5)
	TOTAL NET ASSETS - 100.0%		$ 26,739

*	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,835 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,095
		Unrealized Depreciation:	(186)
		Net Unrealized Appreciation:	$ 909

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 50.6%
	DEBT FUNDS - 12.8%
41	iShares 1-3 Year Credit Bond ETF		$ 4,314
219	iShares Core U.S. Aggregate Bond ETF		23,759
			28,073
	EQUITY FUNDS - 37.8%
77	iShares Core MSCI EAFE ETF		4,462
188	iShares Core MSCI Emerging Markets ETF		8,985
146	iShares Core S&P 500 ETF		34,641
167	iShares Global REIT ETF		4,232
267	iShares MSCI EAFE Value ETF		13,430
47	iShares Russell 2000 ETF		6,462
102	iShares S&P 500 Value ETF		10,612
			82,824

	TOTAL EXCHANGE TRADED FUNDS (Cost - $107,187)		110,897

	VARIABLE INSURANCE TRUSTS - 48.8%
	DEBT FUNDS - 16.8%
994	American Funds Insurance Series - Bond Fund - Class I		10,857
2,649	BlackRock High Yield VI Fund - Class I		19,415
491	MFS Research Bond Series - Initial Shares		6,498
			36,770

	EQUITY FUNDS - 32.0%
1,534	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		21,632
414	MFS Growth Series - Initial Shares		17,607
1,251	MFS VIT III Mid Cap Value Portfolio - Initial Shares		10,735
111	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares		8,733
5,044	Oppenheimer International Growth Fund - Non-Service Shares		11,249
			69,956

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $102,431)		106,726

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
1,309	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $1,309)		1,309

	TOTAL INVESTMENTS - 100.0% (Cost - $210,927)(b)		$ 218,932
	OTHER ASSETS LESS LIABILITIES - NET - (0.0)% *		(43)
	TOTAL NET ASSETS - 100.0%		$ 218,889

*	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $210,942
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 8,074
		Unrealized Depreciation:	(84)
		Net Unrealized Appreciation:	$ 7,990

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 48.0%
	DEBT FUNDS - 18.9%
39	iShares Core U.S. Aggregate Bond ETF		$ 4,231
8	iShares International Aggregate Bond Fund		842
			5,073

	EQUITY FUNDS - 29.1%
17	iShares Core MSCI Emerging Markets ETF		812
17	iShares Core S&P 500 ETF		4,034
27	iShares MSCI EAFE Value ETF		1,358
4	iShares Russell 2000 ETF		550
10	iShares S&P 500 Value ETF		1,040
			7,794

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,128)		12,867
	VARIABLE INSURANCE TRUSTS - 51.7%
	DEBT FUNDS - 26.7%
244	American Funds Insurance Series - Bond Fund - Class I		2,660
324	BlackRock High Yield VI Fund - Class I		2,378
160	MFS Research Bond Series - Initial Shares		2,123
			7,161

	EQUITY FUNDS - 25.0%
150	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		2,120
38	MFS Growth Series - Initial Shares		1,618
123	MFS VIT III Mid Cap Value Portfolio - Initial Shares		1,052
10	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares		802
494	Oppenheimer International Growth Fund - Non-Service Shares		1,102
			6,694

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $13,573)		13,855

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
69	Fidelity Institutional Money Market Funds - Portfolio, Institutional Class
	to yield 0.56% (a)(Cost - $69)		69

	TOTAL INVESTMENTS - 100.0% (Cost - $25,770)(b)		$ 26,791
	OTHER ASSETS LESS LIABILITIES -NET - 0.0% *		(4)
	TOTAL NET ASSETS - 100.0%		$ 26,787

*	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,773
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,172
		Unrealized Depreciation:	(154)
		Net Unrealized Appreciation:	$ 1,018

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). The underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board(s) of trustees of the underlying funds.

Exchange Traded Funds – The Portfolios may invest in passive exchange traded funds (“ETFs”). ETFs are a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Illiquid Securities - The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or sub-adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for each Portfolio’s investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 215,607,617	$ -	$ -	$ 215,607,617
Money Market Fund	10,881,107	-	-	10,881,107
Total	$ 226,488,724	$ -	$ -	$ 226,488,724

Global Atlantic Balanced Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 91,494,466	$ -	$ -	$ 91,494,466
Money Market Fund	4,440,674	-	-	4,440,674
Total	$ 95,935,140	$ -	$ -	$ 95,935,140

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 263,205,148	$ -	$ -	$ 263,205,148
Money Market Fund	13,437,387	-	-	13,437,387
Total	$ 276,642,535	$ -	$ -	$ 276,642,535

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 186,594,249	$ -	$ -	$ 186,594,249
Mutual Fund	66,156,727	-	-	66,156,727
Money Market Fund	21,643,980	-	-	21,643,980
Total	$ 274,394,956	$ -	$ -	$ 274,394,956

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$ 32,350	$ -	$ -	$ 32,350
Total	$ 32,350	$ -	$ -	$ 32,350

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,259,278	$ -	$ -	$ 15,259,278
U.S. Treasury Note	-	10,106,285	-	10,106,285
Purchased Options	23,490	-	-	23,490
Short Term Investment	7,853,330	-	-	7,853,330
Long Futures Contracts *	107,503	-	-	107,503
Total	$ 23,243,601	$ 10,106,285	$ -	$ 33,349,886

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 18,641	$ -	$ -	$ 18,641
Total	$ 18,641	$ -	$ -	$ 18,641

Global Atlantic Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 441,418,556	$ -	$ -	$ 441,418,556
Money Market Fund	23,127,778	-	-	23,127,778
Total	$ 464,546,334	$ -	$ -	$ 464,546,334

Global Atlantic Moderate Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 138,256,864	$ -	$ -	$ 138,256,864
Money Market Fund	7,250,745	-	-	7,250,745
Total	$ 145,507,609	$ -	$ -	$ 145,507,609

Global Atlantic Motif Aging of America Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 103,589	$ -	$ -	$ 103,589
Money Market Fund	761	-	-	761
Total	$ 104,350	$ -	$ -	$ 104,350

Global Atlantic Motif Real Estate Trends Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 93,950	$ -	$ -	$ 93,950
Money Market Fund	1,170	-	-	1,170
Total	$ 95,120	$ -	$ -	$ 95,120

Global Atlantic Motif Technological Innovations Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 113,462	$ -	$ -	$ 113,462
Money Market Fund	699	-	-	699
Total	$ 114,161	$ -	$ -	$ 114,161

Global Atlantic PIMCO Tactical Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,720,068	$ -	$ -	$ 6,720,068
Asset Backed Securities	-	607,358	-	607,358
Corporate Bonds	-	2,973,304	-	2,973,304
Municipal Bond	-	30,853	-	30,853
Mortgage Backed Securities	-	3,590,508	-	3,590,508
Collateralized Mortgage Obligations	-	872,550	-	872,550
Commercial Mortgage Backed Securities	-	235,671	-	235,671
U.S. Treasury Securities	-	4,013,052	-	4,013,052
Purchased Options	109,450	-	-	109,450
Short Term Investments	1,687,738	5,698,243	-	7,385,981
Swap Contracts	-	61,590	-	61,590
Interest Rate Floor	-	729	-	729
Total	$ 8,517,256	$ 18,083,858	$ -	$ 26,601,114

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts*	$ 2,367	$ -	$ -	$ 2,367
Long Futures Contracts*	30,349	-	-	30,349
Forward Exchange Contracts	-	3,263	-	3,263
Swaption Purchased	-	1,049	-	1,049
Swaption Written	-	1,837	-	1,837
Total	$ 32,716	$ 6,149	$ -	$ 38,865

Global Atlantic Select Advisor Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 19,555,850	$ -	$ -	$ 19,555,850
Variable Insurance Trusts	88,966,063	-	-	88,966,063
Money Market Fund	6,390,781	-	-	6,390,781
Total	$ 114,912,694	$ -	$ -	$ 114,912,694

Global Atlantic Wellington Research Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 272,168,215	$ -	$ -	$ 272,168,215
Exchange Traded Funds	6,477,899	-	-	6,477,899
Preferred Stock	79,290	-	-	79,290
Asset Backed Securities	-	15,929,132	-	15,929,132
Corporate Bonds	-	49,235,914	-	49,235,914
Commercial Mortgage Backed Securities	-	4,452,731	-	4,452,731
Mortgage Backed Securities	-	33,743,032	-	33,743,032
Municipal Securities	-	4,363,834	-	4,363,834
Sovereign Debt	-	1,208,128	-	1,208,128
U.S. Treasury Securities	-	34,229,840	-	34,229,840
Short Term Investments	30,437,026	-	-	30,437,026
Total	$ 309,162,430	$ 143,162,611	$ -	$ 452,325,041

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts *	$ 27,298	$ -	$ -	$ 27,298
Total	$ 27,298	$ -	$ -	$ 27,298

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,297	$ -	$ -	$ 11,297
Variable Insurance Trusts	15,039	-	-	15,039
Money Market Fund	142	-	-	142
Total	$ 26,478	$ -	$ -	$ 26,478

Global Atlantic Wilshire Dynamic Global Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,035	$ -	$ -	$ 15,035
Variable Insurance Trusts	11,556	-	-	11,556
Money Market Fund	153	-	-	153
Total	$ 26,744	$ -	$ -	$ 26,744

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 110,897	$ -	$ -	$ 110,897
Variable Insurance Trusts	106,726	-	-	106,726
Money Market Fund	1,309	-	-	1,309
Total	$ 218,932	$ -	$ -	$ 218,932

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,867	$ -	$ -	$ 12,867
Variable Insurance Trusts	13,855	-	-	13,855
Money Market Fund	69	-	-	69
Total	$ 26,791	$ -	$ -	$ 26,791

*Cumulative net appreciation/(depreciation) on futures contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio except the Global Atlantic Wilshire Dynamic Global Allocation Portfolio. Transfers that were made out of Level 2 represent securities no longer being fair valued using observable inputs and are now being valued at net asset value. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 Assets:
Global Atlantic Wilshire Dynamic Global Allocation Portfolio
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(1,580)	(1,580)
Net Transfer In/Out of Level 2	$ (1,580)	$ (1,580)

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation - The accounting records of the Portfolios’ are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts - As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

When-Issued and Delayed-Delivery Transactions - The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Options Transactions – The Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, futures or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer/(seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer/(seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic PIMCO Tactical Allocation Portfolio and the Global Atlantic Wellington Research Managed Risk Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Short Sales - A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return, (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio cover its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of March 31, 2017, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By

/s/ Robert M. Arena, Jr., President

Date 5/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Robert M. Arena, Jr., President

Date 5/27/17

By

/s/ Laura Szalyga, Treasurer

Date 5/27/17